UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05162
Delaware VIP® Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Emerging Markets Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$66	1.17%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$705,010,529
Total number of portfolio holdings	93
Total advisory fees paid	$3,279,516
Portfolio turnover rate	0%[1]
[1]	Amount is less than 0.50%.

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	34.40%
Taiwan	21.39%
China	15.40%
India	13.72%
Brazil	4.43%
Mexico	3.73%
Türkiye	2.13%
Peru	1.32%
Argentina	1.15%
Indonesia	0.83%

Sector allocation*
Information Technology	41.59%
Industrials	15.36%
Financials	9.98%
Energy	9.20%
Consumer Discretionary	9.08%
Communication Services	8.08%
Consumer Staples	2.65%
Materials	2.38%
Healthcare	1.08%
Utilities	0.72%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.67%
SK Square	13.74%
SK Hynix	11.05%
Reliance Industries GDR	4.36%
Samsung Electronics	4.22%
Reliance Industries	4.01%
Tencent Holdings	2.97%
MediaTek	2.72%
HDFC Bank	2.20%
Alibaba Group Holding ADR	2.11%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493878-0825
Macquarie VIP Emerging Markets Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$83	1.47%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$705,010,529
Total number of portfolio holdings	93
Total advisory fees paid	$3,279,516
Portfolio turnover rate	0%[1]
[1]	Amount is less than 0.50%.

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	34.40%
Taiwan	21.39%
China	15.40%
India	13.72%
Brazil	4.43%
Mexico	3.73%
Türkiye	2.13%
Peru	1.32%
Argentina	1.15%
Indonesia	0.83%

Sector allocation*
Information Technology	41.59%
Industrials	15.36%
Financials	9.98%
Energy	9.20%
Consumer Discretionary	9.08%
Communication Services	8.08%
Consumer Staples	2.65%
Materials	2.38%
Healthcare	1.08%
Utilities	0.72%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.67%
SK Square	13.74%
SK Hynix	11.05%
Reliance Industries GDR	4.36%
Samsung Electronics	4.22%
Reliance Industries	4.01%
Tencent Holdings	2.97%
MediaTek	2.72%
HDFC Bank	2.20%
Alibaba Group Holding ADR	2.11%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493886-0825

Macquarie VIP Fund for Income Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$38	0.74%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$71,292,075
Total number of portfolio holdings	243
Total advisory fees paid	$188,393
Portfolio turnover rate	23%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	10.72%
Media	9.76%
Capital Goods	8.84%
Basic Industry	8.55%
Healthcare	8.21%
Financial Services	6.86%
Leisure	5.30%
Telecommunications	5.27%
Technology & Electronics	5.09%
Services	4.64%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702022)
TSSR-246493522-0825

Macquarie VIP Fund for Income Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$53	1.04%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$71,292,075
Total number of portfolio holdings	243
Total advisory fees paid	$188,393
Portfolio turnover rate	23%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	10.72%
Media	9.76%
Capital Goods	8.84%
Basic Industry	8.55%
Healthcare	8.21%
Financial Services	6.86%
Leisure	5.30%
Telecommunications	5.27%
Technology & Electronics	5.09%
Services	4.64%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702022)
TSSR-246493365-0825

Macquarie VIP Growth and Income Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Growth and Income Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$35	0.68%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$849,777,703
Total number of portfolio holdings	54
Total advisory fees paid	$2,387,987
Portfolio turnover rate	22%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.29%
Healthcare	18.66%
Communication Services	11.99%
Information Technology	10.92%
Consumer Discretionary	8.62%
Industrials	8.13%
Consumer Staples	6.13%
Energy	4.39%

Top 10 equity holdings
Cisco Systems	4.74%
Exxon Mobil	4.39%
Philip Morris International	4.20%
Gilead Sciences	3.62%
CVS Health	3.61%
Citigroup	3.59%
McKesson	3.25%
Booking Holdings	3.19%
Cigna Group	3.18%
Bristol-Myers Squibb	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702022)
TSSR-246493472-0825

Macquarie VIP Growth Equity Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Growth Equity Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$39	0.77%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$119,902,016
Total number of portfolio holdings	37
Total advisory fees paid	$371,867
Portfolio turnover rate	10%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	45.47%
Financials	15.83%
Healthcare	9.80%
Consumer Discretionary	9.10%
Industrials	7.77%
Communication Services	6.14%
Real Estate	3.85%
Consumer Staples	2.03%

Top 10 equity holdings
Microsoft	13.21%
NVIDIA	12.10%
Apple	5.96%
Alphabet Class A	5.89%
Amazon.com	5.14%
Visa Class A	4.77%
Intercontinental Exchange	3.69%
Mastercard Class A	3.06%
Intuit	2.89%
Salesforce	2.70%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702022)
TSSR-246493514-0825

Macquarie VIP Investment Grade Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$32	0.63%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$30,802,748
Total number of portfolio holdings	201
Total advisory fees paid	$33,328
Portfolio turnover rate	85%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	22.70%
Electric	9.67%
Consumer Non-Cyclical	9.47%
Communications	9.05%
Capital Goods	8.55%
Technology	8.13%
Energy	6.43%
Insurance	6.16%
Finance Companies	3.63%
Real Estate Investment Trusts	3.35%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702022)
TSSR-246493399-0825

Macquarie VIP Investment Grade Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$47	0.93%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$30,802,748
Total number of portfolio holdings	201
Total advisory fees paid	$33,328
Portfolio turnover rate	85%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	22.70%
Electric	9.67%
Consumer Non-Cyclical	9.47%
Communications	9.05%
Capital Goods	8.55%
Technology	8.13%
Energy	6.43%
Insurance	6.16%
Finance Companies	3.63%
Real Estate Investment Trusts	3.35%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702022)
TSSR-246493381-0825

Macquarie VIP Limited Duration Bond Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Limited Duration Bond Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$27	0.53%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$15,841,684
Total number of portfolio holdings	129
Total advisory fees paid	$0
Portfolio turnover rate	102%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	38.85%
Corporate Bonds	29.34%
Non-Agency Asset-Backed Securities	19.23%
Agency Mortgage-Backed Securities	6.15%
Non-Agency Collateralized Mortgage Obligations	2.08%
Collateralized Loan Obligations	1.58%
Short-Term Investments	0.90%
Agency Collateralized Mortgage Obligations	0.86%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493456-0825

Macquarie VIP Opportunity Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Opportunity Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$41	0.83%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$74,577,474
Total number of portfolio holdings	123
Total advisory fees paid	$244,019
Portfolio turnover rate	9%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	21.16%
Financials	18.50%
Information Technology	13.52%
Healthcare	12.82%
Consumer Discretionary	9.05%
Real Estate	6.82%
Materials	4.06%
Consumer Staples	3.79%
Energy	3.74%
Communication Services	2.42%
Utilities	1.79%

Top 10 equity holdings
East West Bancorp	2.06%
Casey's General Stores	1.93%
Guidewire Software	1.79%
Axis Capital Holdings	1.79%
Webster Financial	1.65%
Reliance	1.48%
Dick's Sporting Goods	1.46%
Pinnacle Financial Partners	1.42%
Reinsurance Group of America	1.35%
Expand Energy	1.34%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493464-0825

Macquarie VIP Small Cap Value Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$37	0.75%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$1,648,987,941
Total number of portfolio holdings	106
Total advisory fees paid	$5,689,438
Portfolio turnover rate	13%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.48%
Industrials	19.93%
Consumer Discretionary	8.78%
Information Technology	8.46%
Real Estate	8.40%
Energy	6.15%
Materials	5.61%
Utilities	5.20%
Healthcare	3.13%
Consumer Staples	1.76%

Top 10 equity holdings
Axis Capital Holdings	2.03%
Hancock Whitney	1.95%
Webster Financial	1.83%
FNB	1.72%
Synovus Financial	1.71%
MasTec	1.69%
ITT	1.68%
TTM Technologies	1.64%
Old National Bancorp	1.59%
East West Bancorp	1.57%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493670-0825

Macquarie VIP Small Cap Value Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.05%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$1,648,987,941
Total number of portfolio holdings	106
Total advisory fees paid	$5,689,438
Portfolio turnover rate	13%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.48%
Industrials	19.93%
Consumer Discretionary	8.78%
Information Technology	8.46%
Real Estate	8.40%
Energy	6.15%
Materials	5.61%
Utilities	5.20%
Healthcare	3.13%
Consumer Staples	1.76%

Top 10 equity holdings
Axis Capital Holdings	2.03%
Hancock Whitney	1.95%
Webster Financial	1.83%
FNB	1.72%
Synovus Financial	1.71%
MasTec	1.69%
ITT	1.68%
TTM Technologies	1.64%
Old National Bancorp	1.59%
East West Bancorp	1.57%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493688-0825

Macquarie VIP Total Return Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$42	0.83%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$36,507,932
Total number of portfolio holdings	314
Total advisory fees paid	$76,241
Portfolio turnover rate	59%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.34%
US Treasury Obligations	28.58%
Exchange-Traded Funds	9.21%
Corporate Bonds	5.43%
Short-Term Investments	0.53%
Preferred Stock	0.08%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493423-0825

Macquarie VIP Total Return Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.13%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$36,507,932
Total number of portfolio holdings	314
Total advisory fees paid	$76,241
Portfolio turnover rate	59%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.34%
US Treasury Obligations	28.58%
Exchange-Traded Funds	9.21%
Corporate Bonds	5.43%
Short-Term Investments	0.53%
Preferred Stock	0.08%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702022)
TSSR-246493415-0825

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Delaware VIP® Trust
Macquarie VIP Total Return Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 5.43%
Automotive — 0.31%
Allison Transmission
144A 3.75% 1/30/31 #	10,000	$ 9,172
144A 5.875% 6/1/29 #	15,000	15,164
Clarios Global
144A 6.75% 2/15/30 #	7,000	7,284
144A 8.50% 5/15/27 #	8,000	8,050

Dana 4.50% 2/15/32	10,000	9,781
Garrett Motion Holdings 144A 7.75% 5/31/32 #	15,000	15,631
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	19,190
Phinia 144A 6.625% 10/15/32 #	8,000	8,130
Wand NewCo 3 144A 7.625% 1/30/32 #	20,000	21,037
		113,439
Basic Industry — 0.43%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,000	10,684
Capstone Copper 144A 6.75% 3/31/33 #	14,000	14,344
Celanese US Holdings
6.50% 4/15/30	2,000	2,049
6.75% 4/15/33	8,000	8,090

Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	18,878
FMG Resources August 2006 144A 5.875% 4/15/30 #	20,000	20,265
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	5,000	5,427
Novelis 144A 4.75% 1/30/30 #	25,000	23,971
Olin 144A 6.625% 4/1/33 #	20,000	19,709
Quikrete Holdings 144A 6.75% 3/1/33 #	10,000	10,324
Standard Building Solutions 144A 6.50% 8/15/32 #	10,000	10,253
Standard Industries 144A 3.375% 1/15/31 #	15,000	13,463
		157,457
Capital Goods — 0.53%
Amentum Holdings 144A 7.25% 8/1/32 #	15,000	15,448
Amsted Industries 144A 6.375% 3/15/33 #	10,000	10,171
Arcosa 144A 6.875% 8/15/32 #	5,000	5,192
Bombardier
144A 7.25% 7/1/31 #	5,000	5,255
144A 8.75% 11/15/30 #	5,000	5,419

CACI International 144A 6.375% 6/15/33 #	14,000	14,465
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	$ 10,235
Enpro 144A 6.125% 6/1/33 #	15,000	15,372
Esab 144A 6.25% 4/15/29 #	15,000	15,377
Goat Holdco 144A 6.75% 2/1/32 #	5,000	5,087
Manitowoc 144A 9.25% 10/1/31 #	10,000	10,537
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	5,000	5,088
144A 9.25% 4/15/27 #	10,000	9,937
Sealed Air
144A 5.00% 4/15/29 #	30,000	29,696
144A 6.50% 7/15/32 #	5,000	5,185

Terex 144A 6.25% 10/15/32 #	10,000	10,027
TransDigm 144A 6.625% 3/1/32 #	20,000	20,733
		193,224
Consumer Goods — 0.04%
Fiesta Purchaser
144A 7.875% 3/1/31 #	7,000	7,436
144A 9.625% 9/15/32 #	5,000	5,288
		12,724
Electric — 0.15%
Calpine
144A 4.625% 2/1/29 #	5,000	4,941
144A 5.125% 3/15/28 #	5,000	4,998

Lightning Power 144A 7.25% 8/15/32 #	15,000	15,796
NRG Energy 144A 6.25% 11/1/34 #	10,000	10,195
Vistra
144A 7.00% 12/15/26 #, μ, ψ	10,000	10,127
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,249
		56,306
Energy — 0.78%
Archrock Partners 144A 6.625% 9/1/32 #	10,000	10,195
Aris Water Holdings 144A 7.25% 4/1/30 #	10,000	10,326
Civitas Resources 144A 8.625% 11/1/30 #	15,000	15,241
Crescent Energy Finance 144A 8.375% 1/15/34 #	4,000	4,005
Genesis Energy
7.75% 2/1/28	5,000	5,077
7.875% 5/15/32	5,000	5,203

Gulfport Energy Operating 144A 6.75% 9/1/29 #	10,000	10,261
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,461
144A 6.25% 4/15/32 #	5,000	4,779

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Matador Resources 144A 6.25% 4/15/33 #	10,000	$ 9,951
Murphy Oil 6.00% 10/1/32	4,000	3,818
Nabors Industries
144A 8.875% 8/15/31 #	5,000	3,718
144A 9.125% 1/31/30 #	5,000	4,791

NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,057
Noble Finance II 144A 8.00% 4/15/30 #	10,000	10,191
NuStar Logistics
5.625% 4/28/27	25,000	25,233
6.00% 6/1/26	10,000	10,044

Permian Resources Operating 144A 7.00% 1/15/32 #	5,000	5,187
Rockies Express Pipeline 144A 6.75% 3/15/33 #	8,000	8,359
SM Energy
144A 6.75% 8/1/29 #	5,000	4,986
144A 7.00% 8/1/32 #	7,000	6,905

Sunoco 144A 7.25% 5/1/32 #	5,000	5,253
Transocean
144A 8.00% 2/1/27 #	16,000	15,772
144A 8.50% 5/15/31 #	5,000	4,467
USA Compression Partners
6.875% 9/1/27	12,000	12,032
144A 7.125% 3/15/29 #	3,000	3,077
Venture Global LNG
144A 7.00% 1/15/30 #	5,000	5,059
144A 8.375% 6/1/31 #	10,000	10,394

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	10,000	10,715
Weatherford International 144A 8.625% 4/30/30 #	25,000	25,785
		285,342
Financial Services — 0.31%
Air Lease 4.65% 6/15/26 μ, ψ	10,000	9,967
Azorra Finance 144A 7.75% 4/15/30 #	10,000	10,437
Block 6.50% 5/15/32	10,000	10,324
Focus Financial Partners 144A 6.75% 9/15/31 #	10,000	10,214
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	10,000	10,332
OneMain Finance
6.625% 5/15/29	8,000	8,226
7.125% 9/15/32	3,000	3,110
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,000	$ 5,115
144A 6.875% 2/15/33 #	10,000	10,263

Rocket 144A 6.375% 8/1/33 #	20,000	20,489
Shift4 Payments 144A 6.75% 8/15/32 #	15,000	15,588
		114,065
Healthcare — 0.32%
Acadia Healthcare 144A 7.375% 3/15/33 #	10,000	10,315
AthenaHealth Group 144A 6.50% 2/15/30 #	5,000	4,926
Avantor Funding 144A 3.875% 11/1/29 #	15,000	14,214
CHS 144A 4.75% 2/15/31 #	25,000	21,393
DaVita
144A 3.75% 2/15/31 #	10,000	9,102
144A 4.625% 6/1/30 #	10,000	9,588
Medline Borrower
144A 3.875% 4/1/29 #	15,000	14,399
144A 5.25% 10/1/29 #	7,000	6,951

Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,000	10,025
Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	15,304
		116,217
Insurance — 0.17%
Acrisure 144A 6.75% 7/1/32 #	21,000	21,316
HUB International
144A 5.625% 12/1/29 #	10,000	10,009
144A 7.375% 1/31/32 #	10,000	10,470

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	20,000	21,213
		63,008
Leisure — 0.45%
Boyd Gaming 144A 4.75% 6/15/31 #	20,000	19,182
Caesars Entertainment
144A 6.00% 10/15/32 #	10,000	9,813
144A 6.50% 2/15/32 #	10,000	10,267
144A 7.00% 2/15/30 #	18,000	18,652
Carnival
144A 5.75% 3/1/27 #	10,000	10,089
144A 6.00% 5/1/29 #	5,000	5,055
144A 6.125% 2/15/33 #	8,000	8,190

Life Time 144A 6.00% 11/15/31 #	15,000	15,249
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	40,000	40,523

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Scientific Games Holdings 144A 6.625% 3/1/30 #	21,000	$ 20,254
Six Flags Entertainment 144A 6.625% 5/1/32 #	5,000	5,160
		162,434
Media — 0.56%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	5,000	3,902
AMC Networks 4.25% 2/15/29	20,000	16,041
CCO Holdings
4.50% 5/1/32	20,000	18,637
144A 5.375% 6/1/29 #	25,000	24,926

CMG Media 144A 8.875% 6/18/29 #	10,000	9,452
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	14,000	3,955
Gray Media 144A 5.375% 11/15/31 #	35,000	26,275
McGraw-Hill Education 144A 7.375% 9/1/31 #	17,000	17,746
Midcontinent Communications 144A 8.00% 8/15/32 #	15,000	15,893
Sirius XM Radio 144A 4.00% 7/15/28 #	30,000	28,834
Snap 144A 6.875% 3/1/33 #	15,000	15,401
Stagwell Global 144A 5.625% 8/15/29 #	15,000	14,364
Univision Communications 144A 7.375% 6/30/30 #	10,000	9,835
		205,261
Real Estate — 0.17%
Forestar Group 144A 6.50% 3/15/33 #	5,000	5,041
Iron Mountain 144A 5.25% 3/15/28 #	45,000	44,833
RHP Hotel Properties 144A 6.50% 6/15/33 #	10,000	10,294
Starwood Property Trust 144A 6.50% 7/1/30 #	3,000	3,101
		63,269
Retail — 0.29%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,831
4.75% 3/1/30	10,000	9,690
Bath & Body Works
6.875% 11/1/35	30,000	31,156
6.95% 3/1/33	9,000	9,277
Carvana
PIK 144A 9.00% 6/1/30 #, >	5,325	5,603
PIK 144A 9.00% 6/1/31 #, >>	5,725	6,787

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

Magnera 144A 7.25% 11/15/31 #	10,000	$ 9,438
Murphy Oil USA 144A 3.75% 2/15/31 #	25,000	23,092
Victra Holdings 144A 8.75% 9/15/29 #	5,000	5,244
		105,118
Services — 0.34%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	2,000	1,996
Herc Holdings 144A 7.00% 6/15/30 #	5,000	5,225
Prime Security Services Borrower 144A 5.75% 4/15/26 #	30,000	30,184
Resideo Funding 144A 6.50% 7/15/32 #	8,000	8,206
Staples 144A 10.75% 9/1/29 #	10,000	9,514
United Rentals North America 3.875% 2/15/31	16,000	15,057
Waste Pro USA 144A 7.00% 2/1/33 #	10,000	10,406
White Cap Buyer 144A 6.875% 10/15/28 #	27,000	26,979
Williams Scotsman 144A 6.625% 4/15/30 #	15,000	15,594
		123,161
Technology & Electronics — 0.26%
Capstone Borrower 144A 8.00% 6/15/30 #	6,000	6,249
Cloud Software Group 144A 6.50% 3/31/29 #	25,000	25,249
CommScope 144A 8.25% 3/1/27 #	8,000	7,975
CommScope Technologies 144A 5.00% 3/15/27 #	5,000	4,874
Entegris 144A 5.95% 6/15/30 #	25,000	25,422
QXO Building Products 144A 6.75% 4/30/32 #	4,000	4,131
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	8,000	7,982
Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,519
Zebra Technologies 144A 6.50% 6/1/32 #	3,000	3,087
		94,488
Telecommunications — 0.25%
Consolidated Communications
144A 5.00% 10/1/28 #	10,000	10,112
144A 6.50% 10/1/28 #	20,000	20,406
Frontier Communications Holdings
144A 6.00% 1/15/30 #	25,000	25,344
144A 6.75% 5/1/29 #	15,000	15,206

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

Rogers Communications 7.125% 4/15/55 μ	20,000	$ 20,282
		91,350
Transportation — 0.07%
Genesee & Wyoming 144A 6.25% 4/15/32 #	25,000	25,541
		25,541
Total Corporate Bonds (cost $1,980,157)		1,982,404

US Treasury Obligations — 28.58%
US Treasury Bonds
1.375% 8/15/50	95,000	46,869
1.625% 11/15/50	300,000	158,145
1.75% 8/15/41	345,000	229,155
2.25% 8/15/46	450,000	294,943
2.25% 8/15/49	275,000	172,595
2.75% 11/15/42	675,000	514,397
2.875% 5/15/49	670,000	481,170
4.375% 11/15/39	95,000	93,156
4.375% 5/15/41	145,000	140,565
US Treasury Notes
1.25% 8/15/31	945,000	808,603
1.375% 11/15/31	935,000	800,192
2.875% 8/15/28	1,450,000	1,414,656
3.75% 12/31/30	910,000	905,699
3.875% 8/15/34	390,000	380,905
4.125% 10/31/26	1,035,000	1,038,032
4.125% 10/31/29	1,320,000	1,339,181
4.375% 7/31/26	1,610,000	1,616,698
Total US Treasury Obligations (cost $10,412,442)		10,434,961
	Number of shares
Common Stocks — 55.34%
Communication Services — 4.77%
Alphabet Class A	1,942	342,239
Alphabet Class C	761	134,994
AT&T	8,398	243,038
Electronic Arts	938	149,799
Interpublic Group	1,467	35,912
KDDI	700	12,055
Meta Platforms Class A	571	421,449
Publicis Groupe	173	19,498
Verizon Communications	5,076	219,639
Walt Disney	1,312	162,701
		1,741,324
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary — 5.23%
adidas	59	$ 13,757
Amadeus IT Group	565	47,573
Best Buy	1,990	133,589
Booking Holdings	33	191,045
Buckle	2,505	113,602
eBay	1,482	110,350
Genuine Parts	1,142	138,536
H & M Hennes & Mauritz Class B	929	13,050
Home Depot	262	96,060
Kering	57	12,392
Lowe's	620	137,559
LVMH Moet Hennessy Louis Vuitton	54	28,281
NIKE Class B	3,379	240,044
PulteGroup	1,679	177,067
Ross Stores	1,152	146,972
Sodexo	464	28,531
Starbucks	802	73,487
TJX	1,665	205,611
		1,907,506
Consumer Staples — 2.92%
Altria Group	3,476	203,798
Anheuser-Busch InBev	568	38,967
Asahi Group Holdings	700	9,369
Conagra Brands	5,227	106,997
Diageo	1,358	34,075
Hershey	823	136,577
Kao	700	31,387
Kenvue	6,500	136,045
Koninklijke Ahold Delhaize	864	36,130
Nestle	228	22,652
Philip Morris International	1,447	263,542
Seven & i Holdings	700	11,292
Unilever	567	34,439
		1,065,270
Energy — 2.04%
Chevron	1,426	204,189
EOG Resources	76	9,090
Expand Energy	652	76,245
Exxon Mobil	4,218	454,700
		744,224
Financials — 10.93%
Allstate	722	145,346
Ally Financial	2,304	89,741
American Financial Group	1,403	177,073
Ameriprise Financial	301	160,653
Artisan Partners Asset Management Class A	1,793	79,484
Bank of America	3,344	158,238

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Bank of New York Mellon	2,236	$ 203,722
Blackrock	217	227,687
Blackstone	1,117	167,081
Charles Schwab	1,680	153,283
Citizens Financial Group	4,832	216,232
Corebridge Financial	5,387	191,238
Fidelity National Financial	2,364	132,526
Fidelity National Information Services	1,859	151,341
Fifth Third Bancorp	2,023	83,206
Huntington Bancshares	5,521	92,532
KeyCorp	11,407	198,710
MetLife	2,419	194,536
Pluxee	846	18,426
PNC Financial Services Group	586	109,242
Principal Financial Group	2,162	171,728
Prudential Financial	539	57,910
Regions Financial	2,570	60,446
State Street	1,369	145,579
Synchrony Financial	3,097	206,694
Travelers	538	143,937
Truist Financial	3,504	150,637
Western Union	12,315	103,692
		3,990,920
Healthcare — 6.55%
AbbVie	1,414	262,467
Baxter International	4,433	134,231
Bristol-Myers Squibb	3,380	156,460
Cardinal Health	1,187	199,416
Cencora	647	194,003
Cigna Group	437	144,464
Coloplast Class B	260	24,696
Gilead Sciences	1,959	217,194
Johnson & Johnson	919	140,377
McKesson	273	200,049
Merck & Co.	3,900	308,724
Novo Nordisk Class B	609	42,268
Pfizer	6,776	164,250
Roche Holding	117	38,103
Smith & Nephew	2,276	34,772
Thermo Fisher Scientific	321	130,153
		2,391,627
Industrials — 4.68%
Atlas Copco Class B	673	9,564
CSX	4,800	156,624
Dover	821	150,432
DSV	128	30,758
Expeditors International of Washington	1,227	140,185
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Intertek Group	445	$ 28,953
Jacobs Solutions	1,192	156,688
Knorr-Bremse	267	25,806
Kone Class B	415	27,317
Lockheed Martin	152	70,397
Makita	900	27,830
Masco	2,514	161,801
Northrop Grumman	273	136,495
Otis Worldwide	1,651	163,482
Paychex	1,250	181,825
REV Group	3,525	167,755
Securitas Class B	3,171	47,426
Wolters Kluwer	146	24,413
		1,707,751
Information Technology — 16.74%
Accenture Class A	482	144,065
Analog Devices	677	161,139
Apple	4,910	1,007,385
Applied Materials	722	132,177
ASML Holding	42	33,523
Broadcom	1,481	408,238
CDW	800	142,872
Cisco Systems	5,461	378,884
Dell Technologies Class C	1,379	169,065
HP	5,443	133,136
Lam Research	2,140	208,308
Microsoft	2,026	1,007,753
Monolithic Power Systems	220	160,904
NetApp	1,482	157,907
NVIDIA	7,904	1,248,753
QUALCOMM	1,274	202,897
SAP	170	51,695
Seagate Technology Holdings	1,467	211,732
Teledyne Technologies †	295	151,131
		6,111,564
Materials — 0.65%
Air Liquide	178	36,723
Dow	2,705	71,628
DuPont de Nemours	1,900	130,321
		238,672
Real Estate — 0.40%
Equity Residential	2,175	146,791
		146,791

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.43%
Duke Energy	1,339	$ 158,002
		158,002
Total Common Stocks (cost $15,422,832)		20,203,651

Preferred Stock — 0.08%
Consumer Staples — 0.08%
Henkel AG & Co. 2.99% ω	372	29,210
		29,210
Total Preferred Stock (cost $30,304)		29,210

Exchange-Traded Funds — 9.21%
iShares iBoxx High Yield Corporate Bond ETF	4,178	336,956
iShares US Treasury Bond ETF	35,255	810,160
Vanguard Russell 1000 Value ETF	25,971	2,212,989
Total Exchange-Traded Funds (cost $3,203,266)		3,360,105

Short-Term Investments — 0.53%
Money Market Mutual Funds — 0.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	49,000	49,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	49,000	49,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	49,000	49,000
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	49,000	$ 49,000
Total Short-Term Investments (cost $196,000)		196,000
Total Value of Securities—99.17% (cost $31,245,001)		$36,206,331
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $1,730,120, which represents 4.74% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following futures contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 5 yr Notes	$109,000	$108,229	10/5/25	$771	$133
1	US Treasury 10 yr Ultra Notes	114,265	112,846	9/19/25	1,419	484
Total Futures Contracts			$221,075		$2,190	$617
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
AG – Aktiengesellschaft
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
yr – Year
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Total Return Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$36,206,331
Foreign currencies, at valueΔ	4
Cash	158,577
Cash collateral due from brokers	4,180
Dividends and interest receivable	146,129
Receivable for securities sold	36,417
Foreign tax reclaims receivable	9,980
Receivable for series shares sold	4,303
Variation margin due from broker on futures contracts	617
Prepaid expenses	221
Other assets	382
Total Assets	36,567,141
Liabilities:
Audit and tax fees payable	21,616
Investment management fees payable to affiliates	11,812
Accounting and administration expenses payable to affiliates	11,024
Pricing fees payable	8,098
Payable for securities purchased	3,995
Other accrued expenses	2,435
Payable for series shares redeemed	226
Distribution fees payable to affiliates	3
Total Liabilities	59,209
Total Net Assets	$36,507,932

Net Assets Consist of:
Paid-in capital	$30,741,189
Total distributable earnings (loss)	5,766,743
Total Net Assets	$36,507,932

Net Asset Value

Standard Class:
Net assets	$36,494,005
Shares of beneficial interest outstanding, unlimited authorization, no par	2,850,729
Net asset value per share	$12.80

Service Class:
Net assets	$13,927
Shares of beneficial interest outstanding, unlimited authorization, no par	1,095
Net asset value per share	$12.72
*Investments, at cost	$31,245,001
ΔForeign currencies, at cost	4
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$295,140
Dividends	270,796
Foreign tax withheld	(1,772)
564,164

Expenses:
Management fees	117,147
Distribution expenses — Service Class	20
Audit and tax fees	25,791
Accounting and administration expenses	22,382
Custodian fees	7,287
Reports and statements to shareholders expenses	5,205
Legal fees	2,023
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,565
Trustees’ fees	912
Other	9,142
191,474
Less expenses waived	(40,906)
Less expenses paid indirectly	(959)
Total operating expenses	149,609
Net Investment Income (Loss)	414,555

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	461,888
Foreign currencies	(64)
Futures contracts	5,829
Options written	3,000
Net realized gain (loss)	470,653
Net change in unrealized appreciation (depreciation) on:
Investments	623,379
Foreign currencies	1,125
Futures contracts	5,833
Net change in unrealized appreciation (depreciation)	630,337
Net Realized and Unrealized Gain (Loss)	1,100,990
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,515,545
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Total Return Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$414,555	$945,548
Net realized gain (loss)	470,653	2,190,577
Net change in unrealized appreciation (depreciation)	630,337	1,041,127
Net increase (decrease) in net assets resulting from operations	1,515,545	4,177,252

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,911,583)	(1,192,455)
Service Class	(1,075)	(357)
	(2,912,658)	(1,192,812)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	240,270	701,644

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,911,583	1,192,455
Service Class	1,075	357
	3,152,928	1,894,456
Cost of shares redeemed:
Standard Class	(2,949,589)	(8,570,047)
Increase (decrease) in net assets derived from capital share transactions	203,339	(6,675,591)
Net Decrease in Net Assets	(1,193,774)	(3,691,151)

Net Assets:
Beginning of period	37,701,706	41,392,857
End of period	$36,507,932	$37,701,706
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Total Return Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.42	$12.49	$11.38	$14.29	$12.56	$14.29

Income (loss) from investment operations:
Net investment income[2]	0.15	0.31	0.29	0.12	0.21	0.24
Net realized and unrealized gain (loss)	0.32	1.01	1.12	(1.55)	1.82	(0.44)
Total from investment operations	0.47	1.32	1.41	(1.43)	2.03	(0.20)

Less dividends and distributions from:
Net investment income	(0.36)	(0.35)	(0.25)	(0.28)	(0.30)	(0.27)
Net realized gain	(0.73)	(0.04)	(0.05)	(1.20)	—	(1.26)
Total dividends and distributions	(1.09)	(0.39)	(0.30)	(1.48)	(0.30)	(1.53)

Net asset value, end of period	$12.80	$13.42	$12.49	$11.38	$14.29	$12.56

Total return[3]	4.33%	10.81%	12.63%	(10.56%)	16.37%	0.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,494	$37,688	$41,381	$41,528	$56,077	$54,281
Ratio of expenses to average net assets[4]	0.83%	0.83%	0.83%	0.84%	0.86%	0.86%
Ratio of expenses to average net assets prior to fees waived[4]	1.06%	1.00%	0.97%	1.03%	0.96%	1.06%
Ratio of net investment income to average net assets	2.30%	2.36%	2.44%	0.96%	1.56%	2.01%
Ratio of net investment income to average net assets prior to fees waived	2.07%	2.19%	2.30%	0.77%	1.46%	1.81%
Portfolio turnover	59%	51%	56%	55%	95%	87%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Total Return Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.34	$12.44	$11.33	$14.23	$12.52	$14.29

Income (loss) from investment operations:
Net investment income[2]	0.13	0.27	0.25	0.08	0.17	0.20
Net realized and unrealized gain (loss)	0.32	1.00	1.13	(1.54)	1.81	(0.44)
Total from investment operations	0.45	1.27	1.38	(1.46)	1.98	(0.24)

Less dividends and distributions from:
Net investment income	(0.34)	(0.33)	(0.22)	(0.24)	(0.27)	(0.27)
Net realized gain	(0.73)	(0.04)	(0.05)	(1.20)	—	(1.26)
Total dividends and distributions	(1.07)	(0.37)	(0.27)	(1.44)	(0.27)	(1.53)

Net asset value, end of period	$12.72	$13.34	$12.44	$11.33	$14.23	$12.52

Total return[3]	4.18%	10.44%	12.35%	(10.82%)	15.96%	0.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14	$14	$12	$11	$12	$10
Ratio of expenses to average net assets[4]	1.13%	1.13%	1.13%	1.14%	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[4]	1.36%	1.30%	1.27%	1.33%	1.25%	1.36%
Ratio of net investment income to average net assets	2.00%	2.06%	2.16%	0.70%	1.26%	1.71%
Ratio of net investment income to average net assets prior to fees waived	1.77%	1.89%	2.02%	0.51%	1.17%	1.51%
Portfolio turnover	59%	51%	56%	55%	95%	87%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Total Return Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest and tax penalties on

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
1. Significant Accounting Policies (continued)
unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments —  The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $958 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned  $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from May 1, 2025 through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.83%	1.13%
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Series’ portfolio and determines its asset allocation.
DMC may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Series equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For these services, DMC, not the Series, pays MIMAK, MIMEL, and MIMGL a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $2,802 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $1,352 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $525 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$6,327,284
Purchases of US government securities	14,752,174
Sales other than US government securities	7,935,433
Sales of US government securities	14,706,459
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$31,255,108
Aggregate unrealized appreciation of investments and derivatives	$6,062,375
Aggregate unrealized depreciation of investments and derivatives	(1,108,962)
Net unrealized appreciation of investments and derivatives	$4,953,413
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$20,203,651	$—	$20,203,651
Corporate Bonds	—	1,982,404	1,982,404
Exchange-Traded Funds	3,360,105	—	3,360,105
Preferred Stock	29,210	—	29,210
US Treasury Obligations	—	10,434,961	10,434,961
Short-Term Investments	196,000	—	196,000
Total Value of Securities	$23,788,966	$12,417,365	$36,206,331

Derivatives[1]
Assets:
Futures Contracts	$2,190	$—	$2,190

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	18,314	53,468

Shares issued upon reinvestment of dividends and distributions:
Standard Class	249,707	96,633
Service Class	93	29
	268,114	150,130
Shares redeemed:
Standard Class	(225,025)	(655,541)
Net increase (decrease)	43,089	(505,411)

5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2025, the Series posted $4,180 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2025, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2025.
During the six months ended June 30, 2025, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$2,190
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Series’ “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2025 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Options Written	Total
Interest rate contracts	$5,829	$3,000	$8,829
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$5,833
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$350,842	$—
Options contracts (average value)*	—	58
*Long represents purchased options and short represents written options.
7. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
8. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2025. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
8. Credit and Market Risks (continued)
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statement of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.
11. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Total Return Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

(4702022)
SA-VIPTR-0825

Delaware VIP® Trust
Macquarie VIP Emerging Markets Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.57%Δ
Argentina — 1.15%
Cablevision Holding GDR	262,838	$ 1,397,622
Cresud ADR	294,024	3,163,698
Grupo Clarin GDR Class B 144A #, †	77,680	343,572
IRSA Inversiones y Representaciones ADR	228,391	3,181,487
		8,086,379
Bahrain — 0.17%
Aluminium Bahrain GDR 144A #	91,200	1,190,771
		1,190,771
Brazil — 4.18%
Banco Bradesco ADR	1,749,871	5,407,101
Banco Santander Brasil ADR	153,366	835,845
BRF ADR	565,764	2,065,039
Itau Unibanco Holding ADR	1,271,187	8,631,360
Petroleo Brasileiro ADR	285,509	3,294,774
Rumo	217,473	742,509
Sitios Latinoamerica †	162,815	27,245
Telefonica Brasil ADR	259,915	2,963,031
TIM ADR	134,614	2,707,087
Vale ADR	237,148	2,302,707
XP Class A	24,226	489,365
		29,466,063
Chile — 0.50%
Sociedad Quimica y Minera de Chile ADR †	100,000	3,527,000
		3,527,000
China — 15.40%
Alibaba Group Holding	959,100	13,415,268
Alibaba Group Holding ADR	131,300	14,890,733
Baidu ADR †	54,219	4,649,821
BeOne Medicines †	167,800	3,159,363
DiDi Global ADR †	81,500	399,350
iQIYI ADR †	59,542	105,389
JD.com ADR	151,519	4,945,580
Joinn Laboratories China Class H 144A #	13,445	29,802
Kunlun Energy	3,360,900	3,262,449
Meituan Class B 144A #, †	224,390	3,581,687
New Oriental Education & Technology Group ADR	56,558	3,051,304
PDD Holdings ADR †	100,000	10,466,000
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	2,402,603
Sohu.com ADR †	426,954	5,682,758
TAL Education Group ADR †	600,000	6,132,000
Tencent Holdings	326,500	20,921,089
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Tencent Music Entertainment Group ADR	159	$ 3,099
Tianjin Development Holdings	35,950	9,892
Trip.com Group ADR	120,588	7,071,280
Uni-President China Holdings	2,800,000	3,388,557
Weibo ADR	40,000	381,200
Weibo Class A	65,500	636,230
		108,585,454
India — 13.72%
HCL Technologies	251,032	5,059,864
HDFC Bank	664,360	15,505,090
Infosys	285,200	5,326,881
Jio Financial Services †	762,581	2,905,473
Natco Pharma	185,519	2,004,561
Reliance Industries	1,616,212	28,279,941
Reliance Industries GDR 144A #	440,657	30,757,859
Sify Technologies ADR †	15,200	69,768
Tata Consultancy Services	150,341	6,069,036
Zee Entertainment Enterprises	450,000	767,403
		96,745,876
Indonesia — 0.83%
Astra International	17,390,600	4,820,308
Unilever Indonesia	11,564,600	1,032,872
		5,853,180
Malaysia — 0.60%
Public Bank	3,376,000	3,455,779
UEM Sunrise	4,748,132	800,659
		4,256,438
Mexico — 3.73%
America Movil ADR	209,432	3,757,210
Becle	310,621	376,430
Cemex ADR	469,537	3,253,892
Coca-Cola Femsa ADR	68,784	6,653,476
Fomento Economico Mexicano ADR	19,186	1,975,774
Grupo Financiero Banorte Class O	919,086	8,433,874
Grupo Televisa ADR	656,458	1,437,643
Ollamani SAB †	164,114	437,299
		26,325,598
Peru — 1.32%
Cia de Minas Buenaventura ADR	138,305	2,270,968
Credicorp	31,531	7,047,809
		9,318,777
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Russia (continued)
Sberbank of Russia PJSC =	2,058,929	$ 0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK IPJSC GDR =, †	71,300	0
		0
Saudi Arabia — 0.36%
Saudi Arabian Oil 144A #	390,269	2,530,687
		2,530,687
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 31.49%
LG Uplus	184,000	1,949,615
Samsung C&T	14,575	1,743,038
Samsung Electronics	671,359	29,747,531
Samsung Life Insurance	66,026	6,232,745
SK Hynix	360,000	77,889,745
SK Square †	714,613	96,898,473
SK Telecom ADR	322,422	7,528,554
		221,989,701
Taiwan — 21.39%
MediaTek	448,000	19,170,204
Taiwan Semiconductor Manufacturing	3,627,864	131,642,333
		150,812,537
Türkiye — 2.13%
Akbank	6,643,734	11,379,414
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	41,040
Turkcell Iletisim Hizmetleri	677,165	1,635,186
Turkiye Sise ve Cam Fabrikalari	2,124,324	1,922,776
		14,978,416
United Kingdom — 0.60%
Griffin Mining †	1,609,125	4,229,786
		4,229,786
Total Common Stocks (cost $450,758,073)		687,896,663

Convertible Preferred Stock — 0.06%Δ
South Korea — 0.06%
CJ 2.32% ω	4,204	404,015
Total Convertible Preferred Stock (cost $470,723)		404,015

	Number of shares	Value (US $)

Preferred Stocks — 3.10%Δ
Brazil — 0.25%
Centrais Eletricas Brasileiras Class B 4.37% ω	216,779	$ 1,779,526
		1,779,526
Russia — 0.00%
Transneft PJSC =, ω	360,600	0
		0
South Korea — 2.85%
CJ 3.61% ω	28,030	1,775,759
Samsung Electronics 2.82% ω	499,750	18,329,598
		20,105,357
Total Preferred Stocks (cost $11,306,065)		21,884,883

Participation Notes — 0.00%Δ
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0
Total Value of Securities—100.73% (cost $467,487,058)		$710,185,561
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $38,434,378, which represents 5.45% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$710,185,561
Foreign currencies, at valueΔ	1,248,009
Receivable for securities sold	4,779,213
Dividends receivable	2,185,268
Receivable for series shares sold	32,910
Foreign tax reclaims receivable	18,184
Prepaid expenses	4,136
Other assets	4,951
Total Assets	718,458,232
Liabilities:
Due to custodian	3,974,787
Accrued capital gains taxes on appreciated securities	5,302,553
Payable for series shares redeemed	3,263,688
Investment management fees payable to affiliates	587,055
Other accrued expenses	257,621
Distribution fees payable to affiliates	61,999
Total Liabilities	13,447,703
Total Net Assets	$705,010,529

Net Assets Consist of:
Paid-in capital	$465,624,481
Total distributable earnings (loss)	239,386,048
Total Net Assets	$705,010,529

Net Asset Value

Standard Class:
Net assets	$440,371,703
Shares of beneficial interest outstanding, unlimited authorization, no par	15,616,151
Net asset value per share	$28.20

Service Class:
Net assets	$264,638,826
Shares of beneficial interest outstanding, unlimited authorization, no par	9,368,502
Net asset value per share	$28.25
*Investments, at cost	$467,487,058
ΔForeign currencies, at cost	1,196,925
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$8,674,951
Foreign tax withheld	(1,104,199)
7,570,752

Expenses:
Management fees	3,824,996
Distribution expenses — Service Class	353,169
Custodian fees	151,428
Accounting and administration expenses	71,567
Legal fees	27,808
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	24,845
Audit and tax fees	21,554
Reports and statements to shareholders expenses	16,408
Trustees’ fees	15,265
Other	9,486
4,516,526
Less expenses waived	(545,480)
Less expenses paid indirectly	(44)
Total operating expenses	3,971,002
Net Investment Income (Loss)	3,599,750

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	4,333,266
Foreign currencies	(64,646)
Net realized gain (loss)	4,268,620
Net change in unrealized appreciation (depreciation) on:
Investments[2]	150,344,795
Foreign currencies	106,847
Net change in unrealized appreciation (depreciation)	150,451,642
Net Realized and Unrealized Gain (Loss)	154,720,262
Net Increase (Decrease) in Net Assets Resulting from Operations	$158,320,012
[1]	Includes $(78,148) capital gains taxes paid.
[2]	Includes net change of $(692,926) on capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Emerging Markets Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$3,599,750	$5,657,763
Net realized gain (loss)	4,268,620	16,569,406
Net change in unrealized appreciation (depreciation)	150,451,642	11,696,910
Net increase (decrease) in net assets resulting from operations	158,320,012	33,924,079

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(7,561,341)	(9,786,518)
Service Class	(3,627,835)	(5,679,926)
	(11,189,176)	(15,466,444)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	7,124,862	78,432,349
Service Class	4,075,277	11,267,122

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	7,561,341	9,786,518
Service Class	3,627,835	5,679,926
	22,389,315	105,165,915
Cost of shares redeemed:
Standard Class	(31,221,436)	(84,575,226)
Service Class	(30,450,676)	(48,050,071)
	(61,672,112)	(132,625,297)
Decrease in net assets derived from capital share transactions	(39,282,797)	(27,459,382)
Net Increase (Decrease) in Net Assets	107,848,039	(9,001,747)

Net Assets:
Beginning of period	597,162,490	606,164,237
End of period	$705,010,529	$597,162,490
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Emerging Markets Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.55	$22.05	$19.70	$28.37	$29.42	$24.27

Income (loss) from investment operations:
Net investment income[2]	0.15	0.24	0.54	0.35	1.00	0.10
Net realized and unrealized gain (loss)	5.97	0.88	2.14	(8.06)	(1.81)	5.65
Total from investment operations	6.12	1.12	2.68	(7.71)	(0.81)	5.75

Less dividends and distributions from:
Net investment income	(0.42)	(0.62)	(0.33)	(0.96)	(0.10)	(0.18)
Net realized gain	(0.05)	—	—	—	(0.14)	(0.42)
Total dividends and distributions	(0.47)	(0.62)	(0.33)	(0.96)	(0.24)	(0.60)

Net asset value, end of period	$28.20	$22.55	$22.05	$19.70	$28.37	$29.42

Total return[3]	27.79%	5.09%	13.79%	(27.58%)	(2.84%)	25.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$440,372	$365,776	$351,600	$294,244	$377,296	$339,348
Ratio of expenses to average net assets[4]	1.17%	1.18%	1.18%	1.20%	1.25%	1.28%
Ratio of expenses to average net assets prior to fees waived[4]	1.35%	1.34%	1.30%	1.41%	1.34%	1.36%
Ratio of net investment income to average net assets	1.29%	1.02%	2.62%	1.59%	3.34%	0.44%
Ratio of net investment income to average net assets prior to fees waived	1.11%	0.86%	2.50%	1.38%	3.25%	0.36%
Portfolio turnover	—%[5]	11%	4%	2%	2%	3%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Amount is less than 0.50%.
See accompanying notes, which are an integral part of the financial statements.
    6

Macquarie VIP Emerging Markets Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.51	$21.98	$19.63	$28.25	$29.31	$24.17

Income (loss) from investment operations:
Net investment income[2]	0.12	0.17	0.48	0.28	0.90	0.03
Net realized and unrealized gain (loss)	5.99	0.88	2.13	(8.03)	(1.80)	5.64
Total from investment operations	6.11	1.05	2.61	(7.75)	(0.90)	5.67

Less dividends and distributions from:
Net investment income	(0.32)	(0.52)	(0.26)	(0.87)	(0.02)	(0.11)
Net realized gain	(0.05)	—	—	—	(0.14)	(0.42)
Total dividends and distributions	(0.37)	(0.52)	(0.26)	(0.87)	(0.16)	(0.53)

Net asset value, end of period	$28.25	$22.51	$21.98	$19.63	$28.25	$29.31

Total return[3]	27.64%	4.77%	13.45%	(27.81%)	(3.13%)	24.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$264,639	$231,386	$254,564	$252,936	$360,332	$379,331
Ratio of expenses to average net assets[4]	1.47%	1.48%	1.48%	1.50%	1.55%	1.58%
Ratio of expenses to average net assets prior to fees waived[4]	1.65%	1.64%	1.60%	1.71%	1.64%	1.66%
Ratio of net investment income to average net assets	0.97%	0.72%	2.32%	1.29%	3.04%	0.14%
Ratio of net investment income to average net assets prior to fees waived	0.79%	0.56%	2.20%	1.08%	2.95%	0.06%
Portfolio turnover	—%[5]	11%	4%	2%	2%	3%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Amount is less than 0.50%.
See accompanying notes, which are an integral part of the financial statements.
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series’ valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
    8

Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $40 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
1. Significant Accounting Policies (continued)
under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $4 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.
Effective May 1, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets through April 30, 2026. Prior to May 1, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 1.18% of the Series’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from May 1, 2025 through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
1.16%*	1.46%*
*	Effective May 1, 2025. Prior to May 1, 2025, these amounts for Standard Class and Service Class were 1.18% and 1.48%, respectively.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $15,993 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $23,131 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
    10

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $8,765 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$2,027,655
Sales	40,261,068
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$467,487,058
Aggregate unrealized appreciation of investments	$384,198,681
Aggregate unrealized depreciation of investments	(141,500,178)
Net unrealized appreciation of investments	$242,698,503
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$6,345,185	$1,741,194	$—	$8,086,379
Bahrain	—	1,190,771	—	1,190,771
Brazil	29,466,063	—	—	29,466,063
Chile	3,527,000	—	—	3,527,000
China	108,585,454	—	—	108,585,454
India	96,745,876	—	—	96,745,876
Indonesia	5,853,180	—	—	5,853,180
Malaysia	4,256,438	—	—	4,256,438
Mexico	26,325,598	—	—	26,325,598
Peru	9,318,777	—	—	9,318,777
Russia	—	—	—[1,2]	—
Saudi Arabia	2,530,687	—	—	2,530,687
South Africa	—	—	—[2]	—
South Korea	221,989,701	—	—	221,989,701
Taiwan	150,812,537	—	—	150,812,537
Türkiye	14,978,416	—	—	14,978,416
United Kingdom	4,229,786	—	—	4,229,786
Convertible Preferred Stock	404,015	—	—	404,015
Participation Notes	—	—	—[2]	—
Preferred Stocks	21,884,883	—	—[2]	21,884,883
Total Value of Securities	$707,253,596	$2,931,965	$—	$710,185,561

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of June 30, 2025.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3
    12

investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series' net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	309,398	3,558,730
Service Class	166,878	481,359

Shares issued upon reinvestment of dividends and distributions:
Standard Class	346,533	436,314
Service Class	165,882	253,116
	988,691	4,729,519
Shares redeemed:
Standard Class	(1,263,545)	(3,716,703)
Service Class	(1,243,047)	(2,035,384)
	(2,506,592)	(5,752,087)
Net decrease	(1,517,901)	(1,022,568)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
6. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
7. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Series’ investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Series’ investments, even beyond any direct investment exposure a series may have to issuers located in or with significant exposure to an impacted country or geographic region.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Series’ investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
    14

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
The Series invests its assets in small- and/or medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or medium-sized companies may be more volatile than investments in larger companies because of limited financial resources or dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    15

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    16

(4702022)
SA-VIPEM-0825

Delaware VIP® Trust
Macquarie VIP Growth Equity Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.99%♣
Communication Services — 6.14%
Alphabet Class A	40,100	$ 7,066,823
Alphabet Class C	1,672	296,596
		7,363,419
Consumer Discretionary — 9.10%
Amazon.com †	28,072	6,158,716
Booking Holdings	379	2,194,122
Ferrari	3,761	1,845,673
Home Depot	1,952	715,681
		10,914,192
Consumer Staples — 2.03%
Coca-Cola	34,482	2,439,601
		2,439,601
Financials — 15.83%
Intercontinental Exchange	24,123	4,425,847
Mastercard Class A	6,535	3,672,278
MSCI	4,823	2,781,617
S&P Global	4,528	2,387,569
Visa Class A	16,104	5,717,725
		18,985,036
Healthcare — 9.80%
Cooper †	16,541	1,177,058
Danaher	14,395	2,843,588
IDEXX Laboratories †	1,883	1,009,928
Intuitive Surgical †	4,124	2,241,023
UnitedHealth Group	8,010	2,498,880
Veeva Systems Class A †	6,855	1,974,103
		11,744,580
Industrials — 7.77%
Broadridge Financial Solutions	7,450	1,810,573
Equifax	8,360	2,168,333
Old Dominion Freight Line	8,184	1,328,263
Verisk Analytics	2,913	907,400
Waste Connections	16,593	3,098,245
		9,312,814
Information Technology — 45.47%
Apple	34,814	7,142,788
Autodesk †	6,350	1,965,770
Broadcom	3,911	1,078,067
CDW	6,302	1,125,474
Intuit	4,405	3,469,510
Microsoft	31,855	15,844,996
Motorola Solutions	2,690	1,131,037
NVIDIA	91,818	14,506,326
Salesforce	11,861	3,234,376
Synopsys †	2,729	1,399,104
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	9,854	$ 2,231,833
VeriSign	4,829	1,394,615
		54,523,896
Real Estate — 3.85%
CoStar Group †	25,088	2,017,075
Equinix	3,261	2,594,028
		4,611,103
Total Common Stocks (cost $75,629,881)		119,894,641

Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	24,159	24,159
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	24,159	24,159
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	24,159	24,159
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	24,158	24,158
Total Short-Term Investments (cost $96,635)		96,635
Total Value of Securities—100.07% (cost $75,726,516)		$119,991,276
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    1

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$119,991,276
Cash	16
Dividends receivable	44,364
Foreign tax reclaims receivable	2,464
Prepaid expenses	767
Other assets	901
Total Assets	120,039,788
Liabilities:
Investment management fees payable to affiliates	62,646
Payable for series shares redeemed	45,053
Accounting and administration expenses payable to affiliates	13,621
Audit and tax fees payable	12,256
Other accrued expenses	4,196
Total Liabilities	137,772
Total Net Assets	$119,902,016

Net Assets Consist of:
Paid-in capital	$72,838,315
Total distributable earnings (loss)	47,063,701
Total Net Assets	$119,902,016

Net Asset Value

Standard Class:
Net assets	$119,902,016
Shares of beneficial interest outstanding, unlimited authorization, no par	6,768,214
Net asset value per share	$17.72
*Investments, at cost	$75,726,516
See accompanying notes, which are an integral part of the financial statements.
    2

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$427,375
Foreign tax withheld	(10,816)
416,559

Expenses:
Management fees	371,867
Accounting and administration expenses	28,348
Audit and tax fees	19,373
Legal fees	5,511
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	4,735
Reports and statements to shareholders expenses	4,124
Trustees’ fees	2,893
Custodian fees	2,583
Other	2,252
Total operating expenses	441,686
Net Investment Income (Loss)	(25,127)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,257,336
Net change in unrealized appreciation (depreciation) on investments	773,698
Net Realized and Unrealized Gain (Loss)	4,031,034
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,005,907
See accompanying notes, which are an integral part of the financial statements.
    3

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Growth Equity Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(25,127)	$(122,560)
Net realized gain (loss)	3,257,336	9,240,788
Net change in unrealized appreciation (depreciation)	773,698	15,784,418
Net increase (decrease) in net assets resulting from operations	4,005,907	24,902,646

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(9,126,744)	(7,292,491)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	770,002	1,006,071

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,126,744	7,292,491
	9,896,746	8,298,562
Cost of shares redeemed:
Standard Class	(5,422,142)	(19,058,971)
Increase (decrease) in net assets derived from capital share transactions	4,474,604	(10,760,409)
Net Increase (Decrease) in Net Assets	(646,233)	6,849,746

Net Assets:
Beginning of period	120,548,249	113,698,503
End of period	$119,902,016	$120,548,249
See accompanying notes, which are an integral part of the financial statements.
    4

Financial highlights
Macquarie VIP Growth Equity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$18.76	$16.27	$15.69	$26.34	$19.79	$16.53

Income (loss) from investment operations:
Net investment income (loss)[2]	—[3]	(0.02)	(0.01)	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	0.41	3.62	5.11	(6.55)	7.56	4.39
Total from investment operations	0.41	3.60	5.10	(6.53)	7.55	4.40

Less dividends and distributions from:
Net investment income	—	—	(0.02)	—	(0.01)	(0.07)
Net realized gain	(1.45)	(1.11)	(4.50)	(4.12)	(0.99)	(1.07)
Total dividends and distributions	(1.45)	(1.11)	(4.52)	(4.12)	(1.00)	(1.14)

Net asset value, end of period	$17.72	$18.76	$16.27	$15.69	$26.34	$19.79

Total return[4]	3.52%	23.41%	38.40%	(26.60%)[5]	39.23%	29.50%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,902	$120,548	$113,699	$89,735	$131,860	$106,325
Ratio of expenses to average net assets[6]	0.77%	0.75%	0.77%	0.79%	0.75%	0.80%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%	0.75%	0.77%	0.80%	0.75%	0.83%
Ratio of net investment income (loss) to average net assets	(0.04%)	(0.10%)	(0.08%)	0.10%	(0.03%)	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.04%)	(0.10%)	(0.08%)	0.09%	(0.03%)	0.01%
Portfolio turnover	10%	9%	16%	105%	31%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    5

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Growth Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses
    6

are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2025, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned less than $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets for the Standard Class from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $4,582 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $4,291 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $1,480 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$11,324,670
Sales	15,869,600
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$75,726,516
Aggregate unrealized appreciation of investments	$46,706,407
Aggregate unrealized depreciation of investments	(2,441,647)
Net unrealized appreciation of investments	$44,264,760
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
    8

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
Level 1
Securities
Assets:
Common Stocks	$119,894,641
Short-Term Investments	96,635
Total Value of Securities	$119,991,276
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	44,794	58,307

Shares issued upon reinvestment of dividends and distributions:
Standard Class	602,824	462,721
	647,618	521,028
Shares redeemed:
Standard Class	(305,590)	(1,081,802)
Net increase (decrease)	342,028	(560,774)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    10

other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2025, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    12

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    13

(4702022)
SA-VIPGE-0825

Delaware VIP® Trust
Macquarie VIP Growth and Income Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.13%♣
Communication Services — 11.99%
Alphabet Class A	101,150	$ 17,825,664
AT&T	718,691	20,798,918
Comcast Class A	498,480	17,790,751
Meta Platforms Class A	33,007	24,362,137
Verizon Communications	488,835	21,151,890
		101,929,360
Consumer Discretionary — 8.62%
Booking Holdings	4,676	27,070,486
Dillard's Class A	24,649	10,299,092
General Motors	128,329	6,315,070
Leggett & Platt	512,053	4,567,513
Lowe's	10,424	2,312,773
Newell Brands	374,987	2,024,930
TJX	167,519	20,686,921
		73,276,785
Consumer Staples — 6.13%
Altria Group	279,344	16,377,939
Philip Morris International	196,025	35,702,033
		52,079,972
Energy — 4.39%
Exxon Mobil	345,985	37,297,183
		37,297,183
Financials — 29.29%
American International Group	128,632	11,009,613
Bank of New York Mellon	127,009	11,571,790
Berkshire Hathaway Class B †	4,690	2,278,261
Citigroup	358,699	30,532,459
Corebridge Financial	375,761	13,339,516
Evercore Class A	72,030	19,449,541
F&G Annuities & Life	12,229	391,083
Fidelity National Financial	129,772	7,275,018
Invesco	615,085	9,699,891
Janus Henderson Group	74,879	2,908,300
MetLife	234,266	18,839,672
Old Republic International	286,782	11,023,900
OneMain Holdings	279,143	15,911,151
PNC Financial Services Group	120,330	22,431,919
Popular	172,464	19,007,257
Synchrony Financial	53,427	3,565,718
Truist Financial	391,081	16,812,572
Wells Fargo & Co.	299,561	24,000,827
Western Union	1,046,850	8,814,477
		248,862,965
Healthcare — 18.66%
Bristol-Myers Squibb	528,974	24,486,206
Cigna Group	81,639	26,988,221
CVS Health	444,887	30,688,305
Gilead Sciences	277,440	30,759,773
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
McKesson	37,714	$ 27,636,065
Merck & Co.	227,185	17,983,965
		158,542,535
Industrials — 8.13%
3M	80,759	12,294,750
Comfort Systems USA	10,796	5,788,923
Delta Air Lines	55,730	2,740,802
EMCOR Group	6,157	3,293,318
Lockheed Martin	34,036	15,763,433
Trane Technologies	15,724	6,877,835
United Airlines Holdings †	41,502	3,304,804
United Parcel Service Class B	188,164	18,993,274
		69,057,139
Information Technology — 10.92%
AppLovin Class A †	16,725	5,855,088
Cisco Systems	580,210	40,254,970
Lam Research	77,444	7,538,399
Micron Technology	153,224	18,884,858
Motorola Solutions	16,502	6,938,431
QUALCOMM	83,793	13,344,873
		92,816,619
Total Common Stocks (cost $670,515,507)		833,862,558

Short-Term Investments — 1.88%
Money Market Mutual Funds — 1.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	3,997,614	3,997,614
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,997,615	3,997,615
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	3,997,615	3,997,615
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	3,997,614	3,997,614
Total Short-Term Investments (cost $15,990,458)		15,990,458
Total Value of Securities—100.01% (cost $686,505,965)		$849,853,016
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$849,853,016
Dividends receivable	985,343
Prepaid expenses	4,745
Other assets	4,339
Total Assets	850,847,443
Liabilities:
Payable for series shares redeemed	574,880
Investment management fees payable to affiliates	429,823
Other accrued expenses	43,799
Audit and tax fees payable	21,238
Total Liabilities	1,069,740
Total Net Assets	$849,777,703

Net Assets Consist of:
Paid-in capital	$664,326,880
Total distributable earnings (loss)	185,450,823
Total Net Assets	$849,777,703

Net Asset Value

Standard Class:
Net assets	$849,777,703
Shares of beneficial interest outstanding, unlimited authorization, no par	26,128,033
Net asset value per share	$32.52
*Investments, at cost	$686,505,965
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$11,162,471
Foreign tax withheld	(4,115)
11,158,356

Expenses:
Management fees	2,387,987
Accounting and administration expenses	68,683
Legal fees	28,231
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	27,931
Audit and tax fees	18,972
Trustees’ fees	18,674
Reports and statements to shareholders expenses	8,640
Custodian fees	4,000
Other	4,775
2,567,893
Less expenses paid indirectly	(1)
Total operating expenses	2,567,892
Net Investment Income (Loss)	8,590,464

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	14,115,135
Net change in unrealized appreciation (depreciation) on investments	59,142,681
Net Realized and Unrealized Gain (Loss)	73,257,816
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,848,280
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Growth and Income Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,590,464	$16,362,028
Net realized gain (loss)	14,115,135	82,913,062
Net change in unrealized appreciation (depreciation)	59,142,681	(8,017,112)
Net increase (decrease) in net assets resulting from operations	81,848,280	91,257,978

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(98,546,299)	(41,195,294)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	98,757,870	105,192,090

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	98,546,299	41,195,294
	197,304,169	146,387,384
Cost of shares redeemed:
Standard Class	(50,417,420)	(71,710,553)
Increase in net assets derived from capital share transactions	146,886,749	74,676,831
Net Increase in Net Assets	130,188,730	124,739,515

Net Assets:
Beginning of period	719,588,973	594,849,458
End of period	$849,777,703	$719,588,973
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Growth and Income Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$34.61	$32.06	$30.89	$33.80	$28.17	$43.10

Income (loss) from investment operations:
Net investment income[2]	0.38	0.84	0.80	0.79	0.70	0.59
Net realized and unrealized gain (loss)	2.45	4.01	2.61	0.30	5.49	(3.82)
Total from investment operations	2.83	4.85	3.41	1.09	6.19	(3.23)

Less dividends and distributions from:
Net investment income	(0.80)	(0.81)	(0.82)	(0.75)	(0.56)	(0.75)
Net realized gain	(4.12)	(1.49)	(1.42)	(3.25)	—	(10.95)
Total dividends and distributions	(4.92)	(2.30)	(2.24)	(4.00)	(0.56)	(11.70)

Net asset value, end of period	$32.52	$34.61	$32.06	$30.89	$33.80	$28.17

Total return[3]	10.02%	15.71%	12.11%[4]	3.53%	22.20%	(0.46%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$849,778	$719,589	$594,849	$484,007	$516,250	$467,166
Ratio of expenses to average net assets[5]	0.68%	0.68%	0.72%	0.71%	0.70%	0.74%
Ratio of expenses to average net assets prior to fees waived[5]	0.68%	0.68%	0.75%	0.71%	0.70%	0.74%
Ratio of net investment income to average net assets	2.28%	2.50%	2.71%	2.58%	2.22%	2.09%
Ratio of net investment income to average net assets prior to fees waived	2.28%	2.50%	2.68%	2.58%	2.22%	2.09%
Portfolio turnover	22%	45%	31%	22%	49%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Growth and Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
1. Significant Accounting Policies (continued)
are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2025, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
Effective May 1, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets for the Standard Class through April 30, 2026. Prior to May 1, 2025, DMC contractually agreed to waive all or a portion
    8

of its investment advisory fees and/or pay/reimburse expenses to 0.72% of the Series’ average daily net assets for the Standard Class. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $19,123 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $28,300 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $9,510 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$221,957,364
Sales	168,971,933
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$686,505,965
Aggregate unrealized appreciation of investments	$182,097,277
Aggregate unrealized depreciation of investments	(18,750,226)
Net unrealized appreciation of investments	$163,347,051
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
Level 1
Securities
Assets:
Common Stocks	$833,862,558
Short-Term Investments	15,990,458
Total Value of Securities	$849,853,016
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
    10

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	3,420,241	3,071,342

Shares issued upon reinvestment of dividends and distributions:
Standard Class	3,419,372	1,285,746
	6,839,613	4,357,088
Shares redeemed:
Standard Class	(1,504,087)	(2,116,415)
Net increase	5,335,526	2,240,673
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
6. Securities Lending (continued)
US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2025. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2025, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
    12

9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    13

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    14

(4702022)
SA-VIPGI-0825

Delaware VIP® Trust
Macquarie VIP Fund for Income Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 4.29%
AGL CLO 3 Series 2020-3A ER 144A 9.506% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	250,000	$ 249,044
Aimco CLO 19 Series 2024-19A E 144A 9.269% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	150,000	148,476
Barings CLO 2024-II Series 2024-2A E 144A 10.156% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	150,000	149,606
Bear Mountain Park CLO Series 2022-1A ER 144A 10.206% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	150,000	150,059
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	220,000	215,423
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	100,000	100,097
Carlyle US CLO 2024-5 Series 2024-5A E 144A 9.932% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	100,000	100,233
Dryden 109 CLO Series 2022-109A ER 144A 9.606% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	250,000	249,848
Empower CLO 2022-1 Series 2022-1A ER 144A 10.169% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	100,000	99,983
Golub Capital Partners CLO 76 B Series 2024-76A E 144A 10.032% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	200,000	199,842
Madison Park Funding XXX Series 2018-30A ER 144A 10.661% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	150,000	149,867
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	200,000	199,008
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	250,000	$ 244,943
OFSI BSL XIV CLO Series 2024-14A E 144A 12.009% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	100,000	99,834
OHA Credit Funding Series 2021-9A ER 144A 9.769% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	100,000	100,613
Palmer Square CLO 2024-2 Series 2024-2A D2 144A 8.619% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	250,000	249,719
Sound Point CLO 2025R-1 Series 2025-1RA E 144A 11.902% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	250,000	249,738
Storm King Park CLO Series 2022-1A ER 144A 10.406% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	100,000	100,225
Total Collateralized Loan Obligations (cost $3,076,417)		3,056,558

Corporate Bonds — 85.08%
Automotive — 3.29%
Allison Transmission 144A 5.875% 6/1/29 #	240,000	242,628
Clarios Global 144A 6.75% 2/15/30 #	272,000	283,040
Garrett Motion Holdings 144A 7.75% 5/31/32 #	545,000	567,915
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	374,198
Phinia 144A 6.625% 10/15/32 #	174,000	176,836
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	362,881
ZF North America Capital 144A 6.75% 4/23/30 #	350,000	336,549
		2,344,047
Banking — 2.70%
Banco Santander 8.00% 2/1/34 μ, ψ	525,000	555,909
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of Montreal 7.70% 5/26/84 μ	265,000	$ 274,297
Barclays 7.625% 3/15/35 μ, ψ	545,000	548,702
Deutsche Bank 6.00% 10/30/25 μ, ψ	550,000	548,870
		1,927,778
Basic Industry — 7.65%
Alumina Pty 144A 6.125% 3/15/30 #	250,000	253,932
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	240,399
Capstone Copper 144A 6.75% 3/31/33 #	457,000	468,235
Celanese US Holdings
6.50% 4/15/30	27,000	27,656
6.75% 4/15/33	224,000	226,508

Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	476,675
Constellium 144A 6.375% 8/15/32 #	550,000	559,521
FMG Resources August 2006 144A 5.875% 4/15/30 #	330,000	334,380
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	220,000	238,768
Novelis
144A 3.875% 8/15/31 #	95,000	85,438
144A 4.75% 1/30/30 #	975,000	934,851

Olin 144A 6.625% 4/1/33 #	270,000	266,077
Olympus Water US Holding 144A 9.75% 11/15/28 #	345,000	363,727
Quikrete Holdings 144A 6.75% 3/1/33 #	365,000	376,845
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	374,229
Standard Industries 144A 3.375% 1/15/31 #	255,000	228,865
		5,456,106
Capital Goods — 7.65%
Amentum Holdings 144A 7.25% 8/1/32 #	465,000	478,884
Amsted Industries 144A 6.375% 3/15/33 #	255,000	259,361
Arcosa 144A 6.875% 8/15/32 #	180,000	186,920
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	230,000	210,178
Bombardier
144A 7.25% 7/1/31 #	175,000	183,916
144A 8.75% 11/15/30 #	310,000	335,987

CACI International 144A 6.375% 6/15/33 #	464,000	479,404
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	240,000	245,643
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Enpro 144A 6.125% 6/1/33 #	400,000	$ 409,929
Esab 144A 6.25% 4/15/29 #	365,000	374,166
Goat Holdco 144A 6.75% 2/1/32 #	170,000	172,971
Manitowoc 144A 9.25% 10/1/31 #	180,000	189,665
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	245,000	249,322
144A 9.25% 4/15/27 #	190,000	188,807
Sealed Air
144A 6.50% 7/15/32 #	130,000	134,795
144A 7.25% 2/15/31 #	90,000	94,836

Terex 144A 6.25% 10/15/32 #	350,000	350,944
TransDigm
144A 6.625% 3/1/32 #	55,000	57,015
144A 6.875% 12/15/30 #	615,000	638,556

Trivium Packaging Finance 144A 8.25% 7/15/30 #	200,000	211,650
		5,452,949
Consumer Goods — 1.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	370,000	384,419
Fiesta Purchaser
144A 7.875% 3/1/31 #	175,000	185,902
144A 9.625% 9/15/32 #	165,000	174,515
		744,836
Electric — 2.19%
Lightning Power 144A 7.25% 8/15/32 #	440,000	463,364
NRG Energy 144A 6.25% 11/1/34 #	365,000	372,108
Vistra
144A 7.00% 12/15/26 #, μ, ψ	345,000	349,374
144A 8.00% 10/15/26 #, μ, ψ	365,000	374,079
		1,558,925
Energy — 10.72%
Archrock Partners 144A 6.625% 9/1/32 #	355,000	361,923
Aris Water Holdings 144A 7.25% 4/1/30 #	250,000	258,139
Civitas Resources 144A 8.625% 11/1/30 #	355,000	360,699
Crescent Energy Finance 144A 8.375% 1/15/34 #	160,000	160,210
Genesis Energy
7.75% 2/1/28	175,000	177,708
7.875% 5/15/32	85,000	88,452

Gulfport Energy Operating 144A 6.75% 9/1/29 #	365,000	374,527

2

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	$ 505,996
144A 6.00% 2/1/31 #	208,000	201,371
144A 6.25% 4/15/32 #	83,000	79,330

Matador Resources 144A 6.25% 4/15/33 #	260,000	258,728
Murphy Oil 6.00% 10/1/32	139,000	132,666
Nabors Industries
144A 8.875% 8/15/31 #	145,000	107,822
144A 9.125% 1/31/30 #	95,000	91,038

NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	351,338
Noble Finance II 144A 8.00% 4/15/30 #	275,000	280,246
NuStar Logistics
6.00% 6/1/26	267,000	268,181
6.375% 10/1/30	278,000	288,272

Permian Resources Operating 144A 7.00% 1/15/32 #	235,000	243,767
Rockies Express Pipeline 144A 6.75% 3/15/33 #	269,000	281,083
SM Energy
144A 6.75% 8/1/29 #	125,000	124,649
144A 7.00% 8/1/32 #	165,000	162,761

Sunoco 144A 7.25% 5/1/32 #	200,000	210,135
Transocean
144A 8.00% 2/1/27 #	444,000	437,686
144A 8.50% 5/15/31 #	165,000	147,422
USA Compression Partners
6.875% 9/1/27	255,000	255,672
144A 7.125% 3/15/29 #	140,000	143,578
Venture Global LNG
144A 7.00% 1/15/30 #	175,000	177,063
144A 8.375% 6/1/31 #	340,000	353,379

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	345,000	369,674
Weatherford International 144A 8.625% 4/30/30 #	375,000	386,770
		7,640,285
Financial Services — 6.86%
Air Lease 4.65% 6/15/26 μ, ψ	450,000	448,531
Azorra Finance 144A 7.75% 4/15/30 #	375,000	391,368
Block 6.50% 5/15/32	270,000	278,742
California Buyer 144A 6.375% 2/15/32 #	247,000	247,622
Focus Financial Partners 144A 6.75% 9/15/31 #	352,000	359,546
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	365,000	377,125
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	$ 193,483
144A 6.625% 10/15/31 #	400,000	398,931
OneMain Finance
6.625% 5/15/29	251,000	258,103
7.125% 9/15/32	86,000	89,141
PennyMac Financial Services
144A 6.875% 5/15/32 #	175,000	179,042
144A 6.875% 2/15/33 #	255,000	261,694

Rocket 144A 6.375% 8/1/33 #	353,000	361,631
Shift4 Payments 144A 6.75% 8/15/32 #	530,000	550,773
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	201,378
144A 7.125% 8/10/34 #, μ, ψ	200,000	199,678

UWM Holdings 144A 6.625% 2/1/30 #	97,000	97,192
		4,893,980
Healthcare — 6.45%
Acadia Healthcare 144A 7.375% 3/15/33 #	360,000	371,334
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	197,043
Avantor Funding 144A 3.875% 11/1/29 #	425,000	402,724
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	411,107
CHS
144A 4.75% 2/15/31 #	470,000	402,192
144A 6.125% 4/1/30 #	90,000	66,635
144A 6.875% 4/15/29 #	90,000	71,836
DaVita
144A 3.75% 2/15/31 #	240,000	218,449
144A 4.625% 6/1/30 #	210,000	201,347

Grifols 144A 4.75% 10/15/28 #	270,000	259,727
Medline Borrower
144A 3.875% 4/1/29 #	385,000	369,576
144A 5.25% 10/1/29 #	260,000	258,163

Opal Bidco 144A 6.50% 3/31/32 #	320,000	326,804
Organon & Co. 144A 5.125% 4/30/31 #	435,000	377,878
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	285,000	285,725
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	377,497
		4,598,037
Insurance — 3.33%
Acrisure 144A 6.75% 7/1/32 #	350,000	355,267
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	444,652
    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	$ 243,533
144A 8.125% 2/15/32 #	220,000	229,901
HUB International
144A 5.625% 12/1/29 #	215,000	215,200
144A 7.375% 1/31/32 #	185,000	193,686

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	650,000	689,428
		2,371,667
Leisure — 4.55%
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	407,605
Caesars Entertainment
144A 6.00% 10/15/32 #	370,000	363,095
144A 6.50% 2/15/32 #	180,000	184,813
144A 7.00% 2/15/30 #	275,000	284,957
Carnival
144A 5.75% 3/1/27 #	110,000	110,977
144A 6.00% 5/1/29 #	365,000	369,040
144A 6.125% 2/15/33 #	263,000	269,253

Life Time 144A 6.00% 11/15/31 #	365,000	371,050
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	597,000	604,802
Six Flags Entertainment 144A 6.625% 5/1/32 #	270,000	278,656
		3,244,248
Media — 9.71%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	195,000	152,175
AMC Networks 4.25% 2/15/29	450,000	360,929
Arches Buyer 144A 6.125% 12/1/28 #	215,000	197,930
CCO Holdings
144A 4.50% 8/15/30 #	875,000	834,754
4.50% 5/1/32	120,000	111,824
144A 5.375% 6/1/29 #	365,000	363,919

Cimpress 144A 7.375% 9/15/32 #	255,000	243,717
CMG Media 144A 8.875% 6/18/29 #	400,000	378,065
CSC Holdings
144A 4.50% 11/15/31 #	200,000	140,908
144A 5.00% 11/15/31 #	240,000	112,200

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	459,000	129,668
Gray Media
144A 4.75% 10/15/30 #	180,000	136,350
144A 5.375% 11/15/31 #	840,000	630,585

McGraw-Hill Education 144A 7.375% 9/1/31 #	433,000	452,009
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Midcontinent Communications 144A 8.00% 8/15/32 #	345,000	$ 365,536
Nexstar Media 144A 4.75% 11/1/28 #	320,000	311,919
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	898,665
Snap 144A 6.875% 3/1/33 #	360,000	369,630
Stagwell Global 144A 5.625% 8/15/29 #	380,000	363,875
Univision Communications 144A 7.375% 6/30/30 #	375,000	368,814
		6,923,472
Real Estate — 1.92%
Forestar Group 144A 6.50% 3/15/33 #	180,000	181,491
Iron Mountain
144A 5.25% 3/15/28 #	460,000	458,292
144A 5.25% 7/15/30 #	260,000	256,632

RHP Hotel Properties 144A 6.50% 6/15/33 #	345,000	355,133
Starwood Property Trust 144A 6.50% 7/1/30 #	114,000	117,823
		1,369,371
Retail — 3.99%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	86,963
4.75% 3/1/30	320,000	310,063
Bath & Body Works
6.875% 11/1/35	295,000	306,364
6.95% 3/1/33	200,000	206,164
Carvana
PIK 144A 9.00% 6/1/30 #, >	138,450	145,685
PIK 144A 9.00% 6/1/31 #, >>	137,388	162,893

Magnera 144A 7.25% 11/15/31 #	435,000	410,542
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	415,646
PetSmart 144A 7.75% 2/15/29 #	540,000	525,270
Victra Holdings 144A 8.75% 9/15/29 #	265,000	277,953
		2,847,543
Services — 4.15%
ADT Security 144A 4.125% 8/1/29 #	470,000	454,520
Albion Financing 1 144A 7.00% 5/21/30 #	205,000	209,721
Avis Budget Car Rental 144A 5.75% 7/15/27 #	84,000	83,579

4

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Herc Holdings
144A 7.00% 6/15/30 #	115,000	$ 120,173
144A 7.25% 6/15/33 #	75,000	78,634

Prime Security Services Borrower 144A 5.75% 4/15/26 #	167,000	168,022
Resideo Funding 144A 6.50% 7/15/32 #	310,000	317,980
United Rentals North America 3.875% 2/15/31	390,000	367,007
Waste Pro USA 144A 7.00% 2/1/33 #	175,000	182,108
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	609,538
Williams Scotsman 144A 6.625% 4/15/30 #	355,000	369,048
		2,960,330
Technology & Electronics — 3.60%
Capstone Borrower 144A 8.00% 6/15/30 #	216,000	224,967
Cloud Software Group 144A 6.50% 3/31/29 #	575,000	580,726
CommScope 144A 8.25% 3/1/27 #	255,000	254,214
CommScope Technologies 144A 5.00% 3/15/27 #	115,000	112,108
Entegris
144A 4.75% 4/15/29 #	212,000	209,844
144A 5.95% 6/15/30 #	230,000	233,879

QXO Building Products 144A 6.75% 4/30/32 #	89,000	91,910
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	210,000	209,523
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	547,372
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	102,895
		2,567,438
Telecommunications — 5.27%
Connect Finco 144A 9.00% 9/15/29 #	295,000	296,881
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	379,195
144A 6.50% 10/1/28 #	480,000	489,736
Frontier Communications Holdings
5.875% 11/1/29	200,000	202,152
144A 6.00% 1/15/30 #	70,000	70,963
144A 6.75% 5/1/29 #	255,000	258,513

Iliad Holding 144A 8.50% 4/15/31 #	600,000	642,315
Rogers Communications 7.125% 4/15/55 μ	310,000	314,375
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

Sable International Finance 144A 7.125% 10/15/32 #	400,000	$ 401,411
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	448,941
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	253,778
		3,758,260
Total Corporate Bonds (cost $60,755,299)		60,659,272

Loan Agreements — 7.10%
Automotive — 0.19%
Clarios Global 7.077% (SOFR01M + 2.75%) 1/28/32 •	135,000	135,085
		135,085
Basic Industry — 0.90%
Form Technologies 10.019% (SOFR03M + 5.75%) 7/19/30 •	158,000	146,545
Hunter Douglas Holding Tranche B-1 7.546% (SOFR03M + 3.25%) 1/17/32 •	183,061	182,184
Ineos Quattro Holdings UK Tranche B 8.577% (SOFR01M + 4.25%) 10/1/31 •	174,563	159,288
Usalco 8.327% (SOFR01M + 4.00%) 9/30/31 •	153,350	154,309
		642,326
Capital Goods — 1.19%
Clydesdale Acquisition Holdings
TBD 4/1/32 X	28	28
Tranche B 7.577% (SOFR01M + 3.25%) 4/1/32 •	53,935	53,786

Lsf12 Crown US Commercial Bidco 8.579% (SOFR01M + 4.25%) 12/2/31 •	199,000	200,306
SPX Flow Tranche B 7.327% (SOFR01M + 3.00%) 4/5/29 •	235,000	236,010
SunSource Borrower 8.427% (SOFR01M + 4.10%) 3/25/31 •	365,375	360,427
		850,557
Electric — 0.00%
Calpine 6.077% (SOFR01M + 1.75%) 2/15/32 •	451	452
		452
Healthcare — 1.76%
Bausch & Lomb 8.571% (SOFR01M + 4.25%) 1/15/31 •	347,576	347,532
Cotiviti 7.625% 5/1/31	361,000	363,256
    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Heartland Dental 8.827% (SOFR01M + 4.50%) 4/28/28 •	543,125	$ 544,241
		1,255,029
Leisure — 0.75%
Scientific Games Holdings 7.285% (SOFR03M + 3.00%) 4/4/29 •	533,655	533,599
		533,599
Media — 0.05%
Univision Communications 1st Lien 8.546% (SOFR03M + 4.25%) 6/24/29 •	31,044	31,160
		31,160
Retail — 0.28%
Flynn Restaurant Group 8.077% (SOFR01M + 3.75%) 1/28/32 •	199,500	199,500
		199,500
Services — 0.49%
Staples 10.026% (SOFR03M + 5.75%) 9/4/29 •	377,150	349,178
		349,178
Technology & Electronics — 1.49%
Applied Systems 2nd Lien 8.796% (SOFR03M + 4.50%) 2/23/32 •	341,000	350,644
Clover Holdings 2 7.75% 12/9/31	400,000	404,500
Commscope TBD 12/17/29 X	175,000	177,428
Icon Parent I 9.205% (SOFR06M + 5.00%) 11/12/32 •	130,000	131,503
		1,064,075
Total Loan Agreements (cost $5,058,414)		5,060,961
	Number of shares
Short-Term Investments — 3.09%
Money Market Mutual Funds — 3.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	550,892	550,892
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	550,893	550,893
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	550,893	550,893
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	550,893	$ 550,893
Total Short-Term Investments (cost $2,203,571)		2,203,571
Total Value of Securities—99.56% (cost $71,093,701)		$70,980,362
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $56,695,344, which represents 79.53% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

6

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$915	$912	$915	$(3)
Usalco TBD 9/30/31 X	15,879	15,978	15,879	99
Total	$16,794	$16,890	$16,794	$96
Summary of abbreviations:
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$70,980,362
Cash	24,742
Dividends and interest receivable	1,114,965
Receivable for series shares sold	24,119
Prepaid expenses	410
Unrealized appreciation on unfunded loan commitments**	99
Other assets	633
Total Assets	72,145,330
Liabilities:
Payable for securities purchased	663,907
Payable for series shares redeemed	114,517
Investment management fees payable to affiliates	30,985
Audit and tax fees payable	24,576
Other accrued expenses	18,751
Distribution fees payable to affiliates	516
Unrealized depreciation on unfunded loan commitments**	3
Total Liabilities	853,255
Total Net Assets	$71,292,075

Net Assets Consist of:
Paid-in capital	$82,248,390
Total distributable earnings (loss)	(10,956,315)
Total Net Assets	$71,292,075

Net Asset Value

Standard Class:
Net assets	$69,090,831
Shares of beneficial interest outstanding, unlimited authorization, no par	12,609,162
Net asset value per share	$5.48

Service Class:
Net assets	$2,201,244
Shares of beneficial interest outstanding, unlimited authorization, no par	406,879
Net asset value per share	$5.41
*Investments, at cost	$71,093,701
**See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    8

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$2,429,909
Dividends	38,866
2,468,775

Expenses:
Management fees	228,789
Distribution expenses — Service Class	2,853
Accounting and administration expenses	24,855
Audit and tax fees	23,375
Reports and statements to shareholders expenses	4,652
Legal fees	3,717
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,901
Custodian fees	1,792
Trustees’ fees	1,770
Other	10,599
305,303
Less expenses waived	(40,396)
Less expenses paid indirectly	(1,585)
Total operating expenses	263,322
Net Investment Income (Loss)	2,205,453

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	126,804
Net change in unrealized appreciation (depreciation) on investments	1,157,709
Net Realized and Unrealized Gain (Loss)	1,284,513
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,489,966
See accompanying notes, which are an integral part of the financial statements.
    9

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Fund for Income Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,205,453	$4,678,986
Net realized gain (loss)	126,804	(1,516,323)
Net change in unrealized appreciation (depreciation)	1,157,709	1,483,959
Net increase (decrease) in net assets resulting from operations	3,489,966	4,646,622

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,642,209)	(4,910,224)
Service Class	(130,367)	(108,433)
	(4,772,576)	(5,018,657)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	95,916	972,573
Service Class	414,113	692,080

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,642,209	4,910,224
Service Class	130,367	108,433
	5,282,605	6,683,310
Cost of shares redeemed:
Standard Class	(4,560,595)	(8,285,115)
Service Class	(98,924)	(76,001)
	(4,659,519)	(8,361,116)
Increase (decrease) in net assets derived from capital share transactions	623,086	(1,677,806)
Net Decrease in Net Assets	(659,524)	(2,049,841)

Net Assets:
Beginning of period	71,951,599	74,001,440
End of period	$71,292,075	$71,951,599
See accompanying notes, which are an integral part of the financial statements.
    10

Financial highlights
Macquarie VIP Fund for Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.60	$5.65	$5.31	$6.41	$6.44	$6.36

Income (loss) from investment operations:
Net investment income[2]	0.17	0.36	0.35	0.30	0.28	0.29
Net realized and unrealized gain (loss)	0.10	(0.02)	0.33	(0.99)	0.02	0.16
Total from investment operations	0.27	0.34	0.68	(0.69)	0.30	0.45

Less dividends and distributions from:
Net investment income	(0.39)	(0.39)	(0.34)	(0.32)	(0.33)	(0.37)
Net realized gain	—	—	—	(0.09)	—	—
Total dividends and distributions	(0.39)	(0.39)	(0.34)	(0.41)	(0.33)	(0.37)

Net asset value, end of period	$5.48	$5.60	$5.65	$5.31	$6.41	$6.44

Total return[3]	5.12%[4]	6.53%[4]	13.27%[4]	(11.06%)[4]	4.88%	7.95%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,091	$70,160	$72,921	$73,373	$93,166	$97,868
Ratio of expenses to average net assets[5]	0.74%	0.74%	0.74%	0.75%	0.80%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	0.85%	0.83%	0.85%	0.86%	0.80%	0.87%
Ratio of net investment income to average net assets	6.27%	6.43%	6.63%	5.40%	4.45%	4.73%
Ratio of net investment income to average net assets prior to fees waived	6.16%	6.34%	6.52%	5.29%	4.45%	4.69%
Portfolio turnover	23%	56%	33%	35%	86%	131%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    11

Financial highlights
Macquarie VIP Fund for Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[2] (Unaudited)	Year ended		3/31/22[1] to 12/31/22
		12/31/24	12/31/23
Net asset value, beginning of period	$5.54	$5.62	$5.30	$6.13

Income (loss) from investment operations:
Net investment income[3]	0.16	0.34	0.34	0.23
Net realized and unrealized gain (loss)	0.09	(0.01)	0.31	(0.65)
Total from investment operations	0.25	0.33	0.65	(0.42)

Less dividends and distributions from:
Net investment income	(0.38)	(0.41)	(0.33)	(0.32)
Net realized gain	—	—	—	(0.09)
Total dividends and distributions	(0.38)	(0.41)	(0.33)	(0.41)

Net asset value, end of period	$5.41	$5.54	$5.62	$5.30

Total return[4]	4.92%	6.30%	12.85%	(7.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,201	$1,792	$1,080	$446
Ratio of expenses to average net assets[5]	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]	1.15%	1.13%	1.15%	1.23%
Ratio of net investment income to average net assets	5.99%	6.13%	6.38%	5.90%
Ratio of net investment income to average net assets prior to fees waived	5.88%	6.04%	6.27%	5.71%
Portfolio turnover	23%	56%	33%	35%[6]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
See accompanying notes, which are an integral part of the financial statements.
12

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Fund for Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series' valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $1,584 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned  $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and
    14

liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired series fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.74%	1.04%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $3,582 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $2,640 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $1,019 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$16,123,324
Sales	17,675,602
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$71,319,677
Aggregate unrealized appreciation of investments	$1,408,103
Aggregate unrealized depreciation of investments	(1,747,418)
Net unrealized depreciation of investments	$(339,315)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ (1,905,936)	$(11,057,639)	$ (12,963,575)
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or
    16

duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$3,056,558	$3,056,558
Corporate Bonds	—	60,659,272	60,659,272
Loan Agreements	—	5,060,961	5,060,961
Short-Term Investments	2,203,571	—	2,203,571
Total Value of Securities	$2,203,571	$68,776,791	$70,980,362
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	17,198	174,214
Service Class	76,530	124,296

Shares issued upon reinvestment of dividends and distributions:
Standard Class	891,019	935,281
Service Class	25,314	20,852
	1,010,061	1,254,643
Shares redeemed:
Standard Class	(822,368)	(1,494,602)
Service Class	(18,445)	(13,832)
	(840,813)	(1,508,434)
Net increase (decrease)	169,248	(253,791)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
5. Line of Credit (continued)
one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
7. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government
    18

policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.
The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended , and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and
    19

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
10. Subsequent Events (continued)
European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    20

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    21

(4702022)
SA-VIPFFI-0825

Delaware VIP® Trust
Macquarie VIP Limited Duration Bond Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.86%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	145,411	$ 136,440
Total Agency Collateralized Mortgage Obligations (cost $146,274)		136,440

Agency Mortgage-Backed Securities — 6.15%
Fannie Mae S.F. 30 yr
5.00% 7/1/47	191,633	194,079
5.00% 5/1/48	68,767	68,941
6.00% 9/1/53	155,199	157,953
6.00% 8/1/54	308,966	314,144
Freddie Mac S.F. 30 yr
5.00% 8/1/48	59,930	59,975
5.50% 11/1/54	178,813	178,847
Total Agency Mortgage-Backed Securities (cost $1,001,545)		973,939

Collateralized Loan Obligations — 1.58%
Dryden 83 CLO Series 2020-83A AR 144A 5.799% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	250,751
Total Collateralized Loan Obligations (cost $250,000)		250,751

Corporate Bonds — 29.34%
Banking — 9.62%
Bank of America
5.162% 1/24/31 μ	35,000	35,882
5.819% 9/15/29 μ	45,000	46,885
6.204% 11/10/28 μ	40,000	41,637
6.625% 5/1/30 μ, ψ	20,000	20,763
Bank of New York Mellon
4.942% 2/11/31 μ	30,000	30,643
5.802% 10/25/28 μ	38,000	39,369
6.30% 3/20/30 μ, ψ	25,000	25,745

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 1.875% 9/18/25 #	200,000	198,714
Citigroup 6.75% 2/15/30 μ, ψ	30,000	30,296
Citizens Financial Group 5.253% 3/5/31 μ	55,000	55,749
Goldman Sachs Group 5.218% 4/23/31 μ	40,000	41,017
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.012% 1/23/30 μ	30,000	$ 30,559
5.103% 4/22/31 μ	30,000	30,752
5.571% 4/22/28 μ	30,000	30,627

M&T Bank 5.179% 7/8/31 μ	20,000	20,337
Morgan Stanley
5.192% 4/17/31 μ	25,000	25,634
6.138% 10/16/26 μ	335,000	336,461
PNC Financial Services Group
4.899% 5/13/31 μ	15,000	15,194
5.222% 1/29/31 μ	40,000	41,060

Popular 7.25% 3/13/28	20,000	21,264
State Street
4.834% 4/24/30	15,000	15,282
4.993% 3/18/27	35,000	35,519

Truist Bank 4.632% 9/17/29 μ	215,000	212,605
US Bancorp
4.653% 2/1/29 μ	13,000	13,087
5.046% 2/12/31 μ	65,000	66,189
5.384% 1/23/30 μ	10,000	10,298
5.727% 10/21/26 μ	16,000	16,055
6.787% 10/26/27 μ	15,000	15,445

Wells Fargo & Co. 5.244% 1/24/31 μ	20,000	20,522
		1,523,590
Basic Industry — 0.53%
Novelis 144A 3.25% 11/15/26 #	45,000	44,309
Rio Tinto Finance USA 4.50% 3/14/28	40,000	40,326
		84,635
Brokerage — 0.56%
Jefferies Financial Group 5.875% 7/21/28	85,000	88,173
		88,173
Capital Goods — 1.96%
Amphenol 2.20% 9/15/31	15,000	13,143
Boeing 2.196% 2/4/26	50,000	49,227
Herc Holdings 144A 6.625% 6/15/29 #	45,000	46,209
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	40,000	40,706
Parker-Hannifin 4.25% 9/15/27	70,000	70,191
RTX 5.75% 11/8/26	89,000	90,673
		310,149
Communications — 1.35%
Charter Communications Operating 6.15% 11/10/26	45,000	45,874
Sirius XM Radio 144A 5.00% 8/1/27 #	65,000	64,489
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 3.75% 4/15/27	105,000	$ 103,952
		214,315
Consumer Cyclical — 0.38%
Home Depot 4.875% 6/25/27	10,000	10,163
Prime Security Services Borrower
144A 3.375% 8/31/27 #	30,000	29,084
144A 5.75% 4/15/26 #	21,000	21,128
		60,375
Consumer Non-Cyclical — 2.50%
AbbVie 4.80% 3/15/29	65,000	66,290
Bunge Limited Finance 1.63% 8/17/25	135,000	134,447
Coca-Cola Consolidated 5.25% 6/1/29	45,000	46,390
GE HealthCare Technologies 4.80% 1/15/31	15,000	15,129
Mars 144A 4.80% 3/1/30 #	40,000	40,543
Royalty Pharma 1.75% 9/2/27	55,000	52,101
Sysco 5.10% 9/23/30	40,000	41,001
		395,901
Electric — 3.83%
AEP Texas 5.45% 5/15/29	80,000	82,612
Duke Energy Carolinas 3.95% 11/15/28	85,000	84,830
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	97,870
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	61,226
National Rural Utilities Cooperative Finance
4.45% 3/13/26	55,000	55,031
4.80% 3/15/28	40,000	40,651

PacifiCorp 5.10% 2/15/29	10,000	10,200
Southern 4.85% 6/15/28	85,000	86,495
Vistra Operations 144A 4.30% 7/15/29 #	90,000	88,711
		607,626
Energy — 1.96%
Enbridge 4.90% 6/20/30	15,000	15,156
Energy Transfer 5.55% 2/15/28	130,000	133,800
Enterprise Products Operating 4.60% 1/15/31	25,000	25,198
Kinder Morgan 5.10% 8/1/29	35,000	35,729
ONEOK 5.65% 11/1/28	30,000	31,089
Targa Resources Partners 5.00% 1/15/28	60,000	60,051
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance 5.70% 5/19/32	10,000	$ 10,186
		311,209
Finance Companies — 3.16%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	152,736
Air Lease 2.875% 1/15/26	80,000	79,195
Apollo Debt Solutions
6.70% 7/29/31	30,000	31,185
6.90% 4/13/29	30,000	31,329

Ares Strategic Income Fund 5.70% 3/15/28	20,000	20,168
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	78,747
144A 5.375% 7/15/29 #	30,000	30,567

Avolon Holdings Funding 144A 4.95% 1/15/28 #	20,000	20,113
Blackstone Private Credit Fund 5.60% 11/22/29	30,000	30,220
Blue Owl Credit Income 6.60% 9/15/29	25,000	25,730
		499,990
Insurance — 1.28%
Aon North America 5.125% 3/1/27	25,000	25,306
Arthur J Gallagher & Co. 4.85% 12/15/29	135,000	137,065
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,596
		202,967
Natural Gas — 0.10%
Sempra 6.40% 10/1/54 μ	16,000	15,229
		15,229
Technology — 2.05%
Accenture Capital 4.05% 10/4/29	60,000	59,628
Broadcom 3.15% 11/15/25	140,000	139,276
Oracle
5.25% 2/3/32	15,000	15,393
5.80% 11/10/25	45,000	45,185
6.15% 11/9/29	15,000	16,010

S&P Global 2.45% 3/1/27	50,000	48,676
		324,168
Transportation — 0.06%
United Airlines 144A 4.375% 4/15/26 #	10,000	9,940
		9,940
Total Corporate Bonds (cost $4,595,092)		4,648,267

2

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 19.23%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	200,000	$ 201,032
ARI Fleet Lease Trust Series 2025-A B 144A 4.70% 1/17/34 #	100,000	99,826
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	250,474
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	100,000	100,732
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	16,960	16,979
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	404	404
Series 2023-3 A2 144A 6.40% 3/20/30 #	62,658	63,598

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	100,203
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	84,929
Series 2024-B A3 5.10% 4/15/29	100,000	101,270

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	203,532
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 5.454% (SOFR + 1.15%) 6/15/28 #, •	250,000	251,176
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	100,000	100,273
Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	100,467

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.724% (SOFR + 0.42%) 2/16/27 •	53,982	53,993
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.203% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,495
PFS Financing
Series 2024-B A 144A 4.95% 2/15/29 #	200,000	201,945
Series 2025-A A 144A 4.954% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	200,000	199,901

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	100,000	100,307
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	175,000	$ 177,793
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	100,000	101,334
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	100,000	102,108
Series 2025-1 B 4.94% 1/21/31	85,000	85,754

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.932% (SOFR + 0.63%) 3/22/27 •	47,587	47,620
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	100,000	100,488
Total Non-Agency Asset-Backed Securities (cost $3,027,487)		3,046,633

Non-Agency Collateralized Mortgage Obligations — 2.08%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.805% (SOFR + 1.50%) 10/25/43 #, •	53,227	53,392
Series 2025-R02 1M2 144A 5.906% (SOFR + 1.60%) 2/25/45 #, •	80,000	80,175

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 6.155% (SOFR + 1.85%) 11/25/43 #, •	45,339	45,878
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	68,445	69,423
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	79,747	80,659
Total Non-Agency Collateralized Mortgage Obligations (cost $326,755)		329,527

US Treasury Obligations — 38.85%
US Treasury Notes
3.75% 5/15/28	1,900,000	1,903,117
4.125% 2/28/27	720,000	723,853
4.25% 2/15/28	3,480,000	3,527,578
Total US Treasury Obligations (cost $6,092,239)		6,154,548

    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Number of shares	Value (US $)
Short-Term Investments — 0.90%
Money Market Mutual Funds — 0.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	35,592	$ 35,592
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	35,592	35,592
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	35,592	35,592
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	35,592	35,592
Total Short-Term Investments (cost $142,368)		142,368
Total Value of Securities—98.99% (cost $15,581,760)		$15,682,473
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $3,115,642, which represents 19.67% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at June 30, 2025 through maturity date.
The following futures contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
24	US Treasury 2 yr Notes	$4,992,563	$4,976,651	9/30/25	$15,912	$—	$1,183
(15)	US Treasury 5 yr Notes	(1,635,000)	(1,616,918)	10/5/25	—	(18,082)	(1,992)
(1)	US Treasury 10 yr Ultra Notes	(114,266)	(111,726)	9/19/25	—	(2,540)	(485)
(1)	US Treasury Long Bonds	(115,469)	(111,305)	9/19/25	—	(4,164)	(1,000)
Total Futures Contracts			$3,136,702		$15,912	$(24,786)	$(2,294)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
Summary of abbreviations: (continued)
GE – General Electric
REMIC – Real Estate Mortgage Investment Conduit

4

Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$15,682,473
Foreign currencies, at valueΔ	240
Cash	16,962
Cash collateral due from brokers	31,118
Dividends and interest receivable	146,949
Receivable for securities sold	7,356
Receivable for series shares sold	4,035
Receivable from investment manager	2,801
Prepaid expenses	86
Other assets	172
Total Assets	15,892,192
Liabilities:
Audit and tax fees payable	25,597
Accounting and administration expenses payable to affiliates	10,219
Payable for series shares redeemed	8,831
Other accrued expenses	3,567
Variation margin due to broker on futures contracts	2,294
Total Liabilities	50,508
Total Net Assets	$15,841,684

Net Assets Consist of:
Paid-in capital	$18,861,833
Total distributable earnings (loss)	(3,020,149)
Total Net Assets	$15,841,684

Net Asset Value

Standard Class:
Net assets	$15,841,684
Shares of beneficial interest outstanding, unlimited authorization, no par	1,763,475
Net asset value per share	$8.98
*Investments, at cost	$15,581,760
ΔForeign currencies, at cost	225
See accompanying notes, which are an integral part of the financial statements.
    6

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$364,016
Dividends	5,835
369,851

Expenses:
Management fees	40,368
Audit and tax fees	22,797
Accounting and administration expenses	20,733
Reports and statements to shareholders expenses	4,024
Custodian fees	1,030
Legal fees	918
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	699
Trustees’ fees	409
Other	7,944
98,922
Less expenses waived and reimbursed	(55,879)
Less expenses paid indirectly	(249)
Total operating expenses	42,794
Net Investment Income (Loss)	327,057

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(29,801)
Futures contracts	(19,541)
Swap contracts	2,238
Net realized gain (loss)	(47,104)
Net change in unrealized appreciation (depreciation) on:
Investments	183,887
Foreign currencies	410
Futures contracts	(9,485)
Net change in unrealized appreciation (depreciation)	174,812
Net Realized and Unrealized Gain (Loss)	127,708
Net Increase (Decrease) in Net Assets Resulting from Operations	$454,765
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Limited Duration Bond Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$327,057	$692,391
Net realized gain (loss)	(47,104)	47,104
Net change in unrealized appreciation (depreciation)	174,812	347
Net increase (decrease) in net assets resulting from operations	454,765	739,842

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(726,208)	(674,203)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	170,439	630,796

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	726,208	674,203
	896,647	1,304,999
Cost of shares redeemed:
Standard Class	(1,546,816)	(3,349,203)
Decrease in net assets derived from capital share transactions	(650,169)	(2,044,204)
Net Decrease in Net Assets	(921,612)	(1,978,565)

Net Assets:
Beginning of period	16,763,296	18,741,861
End of period	$15,841,684	$16,763,296
See accompanying notes, which are an integral part of the financial statements.
    8

Financial highlights
Macquarie VIP Limited Duration Bond Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.15	$9.12	$8.89	$9.47	$9.74	$9.66

Income (loss) from investment operations:
Net investment income[2]	0.18	0.35	0.27	0.18	0.09	0.12
Net realized and unrealized gain (loss)	0.07	0.02	0.19	(0.57)	(0.15)	0.24
Total from investment operations	0.25	0.37	0.46	(0.39)	(0.06)	0.36

Less dividends and distributions from:
Net investment income	(0.42)	(0.34)	(0.23)	(0.19)	(0.21)	(0.28)
Total dividends and distributions	(0.42)	(0.34)	(0.23)	(0.19)	(0.21)	(0.28)

Net asset value, end of period	$8.98	$9.15	$9.12	$8.89	$9.47	$9.74

Total return[3]	2.78%	4.23%	5.29%	(4.19%)	(0.68%)	3.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,842	$16,763	$18,742	$19,595	$25,263	$28,936
Ratio of expenses to average net assets[4]	0.53%	0.53%	0.53%	0.53%	0.60%	0.75%
Ratio of expenses to average net assets prior to fees waived[4]	1.23%	1.13%	1.15%	1.14%	0.94%	1.03%
Ratio of net investment income to average net assets	4.05%	3.88%	3.07%	2.03%	0.90%	1.25%
Ratio of net investment income to average net assets prior to fees waived	3.35%	3.28%	2.45%	1.42%	0.56%	0.97%
Portfolio turnover	102%	186%	124%	157%	252%	126%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Limited Duration Bond Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
    10

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
1. Significant Accounting Policies (continued)
potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $249 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned less than $1.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any
12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets for the Standard Class from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $2,350 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid
    12

$606 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $210 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$1,764,123
Purchases of US government securities	14,556,396
Sales other than US government securities	2,716,447
Sales of US government securities	14,888,708
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$15,594,553
Aggregate unrealized appreciation of investments and derivatives	$162,909
Aggregate unrealized depreciation of investments and derivatives	(83,863)
Net unrealized appreciation of investments and derivatives	$79,046
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ (1,620,020)	$(1,728,596)	$ (3,348,616)
* A portion of the Series' capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
3. Investments (continued)
asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$136,440	$136,440
Agency Mortgage-Backed Securities	—	973,939	973,939
Collateralized Loan Obligations	—	250,751	250,751
Corporate Bonds	—	4,648,267	4,648,267
Non-Agency Asset-Backed Securities	—	3,046,633	3,046,633
Non-Agency Collateralized Mortgage Obligations	—	329,527	329,527
US Treasury Obligations	—	6,154,548	6,154,548
Short-Term Investments	142,368	—	142,368
Total Value of Securities	$142,368	$15,540,105	$15,682,473

Derivatives[1]
Assets:
Futures Contracts	$15,912	$—	$15,912

Liabilities:
Futures Contracts	$(24,786)	$—	$(24,786)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
    14

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	18,698	69,652

Shares issued upon reinvestment of dividends and distributions:
Standard Class	81,872	76,876
	100,570	146,528
Shares redeemed:
Standard Class	(169,508)	(369,495)
Net decrease	(68,938)	(222,967)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2025, the Series posted $31,118 in cash
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
6. Derivatives (continued)
as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2025, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended June 30, 2025, the Series entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2025, the Series did not enter into any CDS contracts as a purchaser of protection.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2025.
During the six months ended June 30, 2025, the Series entered into CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$15,912

    16

Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(24,786)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Series’ “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2025 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(19,541)	$—	$(19,541)
Credit contracts	—	2,238	2,238
Total	$(19,541)	$2,238	$(17,303)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(9,485)
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$3,472,837	$1,532,790
CDS contracts (average notional amount)*	—	59,843
*Long represents buying protection and short represents selling protection.
7. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
7. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
8. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series' investments in debt securities are subject to credit risk, which is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be
    18

prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
    19

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.
11. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    20

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    21

(4702022)
SA-VIPLDB-0825

Delaware VIP® Trust
Macquarie VIP Opportunity Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.67%♣
Communication Services — 2.42%
IMAX †	21,862	$ 611,261
Interpublic Group	19,516	477,752
Nexstar Media Group	2,109	364,752
Yelp †	10,285	352,467
		1,806,232
Consumer Discretionary — 9.05%
Aramark	16,337	684,030
BorgWarner	13,404	448,766
Brinker International †	3,555	641,073
Dick's Sporting Goods	5,505	1,088,944
KB Home	4,871	258,017
La-Z-Boy	9,279	344,901
Life Time Group Holdings †	10,763	326,442
Malibu Boats Class A †	7,347	230,255
Steven Madden	14,528	348,382
Taylor Morrison Home †	5,348	328,474
Texas Roadhouse	4,341	813,547
Toll Brothers	4,434	506,052
Wendy's	22,596	258,046
YETI Holdings †	15,118	476,519
		6,753,448
Consumer Staples — 3.79%
BJ's Wholesale Club Holdings †	9,076	978,665
Casey's General Stores	2,826	1,442,023
J & J Snack Foods	3,563	404,080
		2,824,768
Energy — 3.74%
Expand Energy	8,535	998,083
International Seaways	4,594	167,589
Liberty Energy	58,147	667,528
Permian Resources	69,955	952,787
		2,785,987
Financials — 18.50%
Axis Capital Holdings	12,868	1,335,956
Columbia Banking System	35,828	837,659
East West Bancorp	15,182	1,533,078
Essent Group	10,238	621,754
ExlService Holdings †	22,181	971,306
Hamilton Lane Class A	3,106	441,425
Kemper	15,462	997,917
Old National Bancorp	40,642	867,300
Pinnacle Financial Partners	9,589	1,058,721
Reinsurance Group of America	5,072	1,006,082
SouthState	10,230	941,467
Stifel Financial	8,568	889,187
Synovus Financial	7,105	367,684
Webster Financial	22,476	1,227,190
WSFS Financial	12,726	699,930
		13,796,656
Healthcare — 12.82%
Amicus Therapeutics †	29,710	170,238
Axsome Therapeutics †	5,095	531,867
Bio-Techne	8,301	427,086
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Blueprint Medicines †	5,124	$ 656,794
Encompass Health	6,737	826,158
Exact Sciences †	9,663	513,492
Glaukos †	4,457	460,364
Halozyme Therapeutics †	10,600	551,412
Insmed †	9,732	979,429
Inspire Medical Systems †	2,550	330,914
Lantheus Holdings †	5,902	483,138
Ligand Pharmaceuticals †	5,149	585,338
Natera †	3,694	624,064
Neurocrine Biosciences †	5,803	729,379
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	3,867	480,978
Supernus Pharmaceuticals †	12,721	400,966
TransMedics Group †	4,207	563,780
Ultragenyx Pharmaceutical †	6,695	243,430
		9,558,827
Industrials — 21.16%
ABM Industries	10,524	496,838
API Group †	7,570	386,449
Applied Industrial Technologies	2,394	556,485
Arcosa	7,580	657,262
ATI †	133	11,483
Atkore	1,797	126,778
Boise Cascade	6,122	531,512
Carlisle	1,016	379,374
Casella Waste Systems Class A †	5,341	616,245
Chart Industries †	2,790	459,374
Clean Harbors †	3,134	724,518
Federal Signal	7,878	838,377
FTAI Aviation	1,407	161,861
Gates Industrial †	21,640	498,369
Graco	6,564	564,307
KBR	11,547	553,563
Kirby †	8,192	929,055
Knight-Swift Transportation Holdings	11,822	522,887
Lincoln Electric Holdings	4,056	840,890
Quanta Services	1,012	382,617
Regal Rexnord	3,401	493,009
Saia †	779	213,438
SPX Technologies †	1,640	274,995
Tecnoglass	4,444	343,788
Tetra Tech	16,743	602,078
UL Solutions Class A	5,440	396,358
WESCO International	4,980	922,296
WillScot Holdings	22,324	611,678
WNS Holdings †	10,937	691,656
XPO †	2,684	338,962
Zurn Elkay Water Solutions	17,799	650,910
		15,777,412
Information Technology — 13.52%
ASGN †	6,403	319,702
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Astera Labs †	4,051	$ 366,291
Box Class A †	11,322	386,873
Coherent †	10,907	973,013
Dynatrace †	11,554	637,896
Guidewire Software †	5,677	1,336,650
MACOM Technology Solutions Holdings †	6,153	881,663
Procore Technologies †	7,148	489,066
PTC †	2,138	368,463
Q2 Holdings †	8,803	823,873
Rapid7 †	7,319	169,288
Rubrik Class A †	3,413	305,771
Semtech †	22,005	993,306
Silicon Laboratories †	4,178	615,670
SPS Commerce †	2,520	342,947
Varonis Systems †	15,616	792,512
Workiva †	4,109	281,261
		10,084,245
Materials — 4.06%
Carpenter Technology	1,060	292,963
Huntsman	38,306	399,148
Kaiser Aluminum	6,243	498,816
Minerals Technologies	13,275	731,054
Reliance	3,524	1,106,184
		3,028,165
Real Estate — 6.82%
Brixmor Property Group	28,336	737,869
Camden Property Trust	7,534	849,006
First Industrial Realty Trust	15,038	723,779
Healthpeak Properties	32,407	567,447
Jones Lang LaSalle †	2,290	585,736
Kadant	1,702	540,300
Kite Realty Group Trust	28,595	647,677
Terreno Realty	7,770	435,664
		5,087,478
Utilities — 1.79%
Black Hills	10,691	599,765
Spire	10,067	734,790
		1,334,555
Total Common Stocks (cost $53,246,091)		72,837,773

	Number of shares	Value (US $)

Short-Term Investments — 2.40%
Money Market Mutual Funds — 2.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	448,352	$ 448,352
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	448,353	448,353
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	448,353	448,353
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	448,352	448,352
Total Short-Term Investments (cost $1,793,410)		1,793,410
Total Value of Securities—100.07% (cost $55,039,501)		$74,631,183
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Opportunity Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$74,631,183
Dividends receivable	53,272
Prepaid expenses	500
Other assets	626
Total Assets	74,685,581
Liabilities:
Investment management fees payable to affiliates	39,981
Payable for series shares redeemed	37,874
Audit and tax fees payable	15,871
Accounting and administration expenses payable to affiliates	12,133
Other accrued expenses	2,248
Total Liabilities	108,107
Total Net Assets	$74,577,474

Net Assets Consist of:
Paid-in capital	$51,504,189
Total distributable earnings (loss)	23,073,285
Total Net Assets	$74,577,474

Net Asset Value

Standard Class:
Net assets	$74,577,474
Shares of beneficial interest outstanding, unlimited authorization, no par	4,151,918
Net asset value per share	$17.96
*Investments, at cost	$55,039,501
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$500,464

Expenses:
Management fees	274,389
Accounting and administration expenses	25,223
Audit and tax fees	18,015
Reports and statements to shareholders expenses	4,135
Legal fees	3,804
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	3,104
Trustees’ fees	1,860
Custodian fees	1,672
Other	1,827
334,029
Less expenses waived	(30,370)
Less expenses paid indirectly	(1)
Total operating expenses	303,658
Net Investment Income (Loss)	196,806

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,433,800
Net change in unrealized appreciation (depreciation) on investments	(3,995,174)
Net Realized and Unrealized Gain (Loss)	(561,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(364,568)
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Opportunity Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$196,806	$372,015
Net realized gain (loss)	3,433,800	2,501,864
Net change in unrealized appreciation (depreciation)	(3,995,174)	7,845,993
Net increase (decrease) in net assets resulting from operations	(364,568)	10,719,872

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,865,347)	(4,177,391)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	1,537,212	1,233,856

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,865,347	4,177,391
	4,402,559	5,411,247
Cost of shares redeemed:
Standard Class	(4,172,519)	(12,870,468)
Increase (decrease) in net assets derived from capital share transactions	230,040	(7,459,221)
Net Decrease in Net Assets	(2,999,875)	(916,740)

Net Assets:
Beginning of period	77,577,349	78,494,089
End of period	$74,577,474	$77,577,349
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Opportunity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$18.87	$17.43	$16.33	$20.48	$17.10	$19.50

Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.11	0.10	0.04	0.22
Net realized and unrealized gain (loss)	(0.25)	2.33	2.38	(2.82)	3.88	0.36
Total from investment operations	(0.20)	2.42	2.49	(2.72)	3.92	0.58

Less dividends and distributions from:
Net investment income	(0.09)	(0.12)	(0.11)	(0.04)	(0.23)	(0.12)
Net realized gain	(0.62)	(0.86)	(1.28)	(1.39)	(0.31)	(2.86)
Total dividends and distributions	(0.71)	(0.98)	(1.39)	(1.43)	(0.54)	(2.98)

Net asset value, end of period	$17.96	$18.87	$17.43	$16.33	$20.48	$17.10

Total return[3]	(0.55%)	14.63%	16.30%	(13.68%)	23.13%	10.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,577	$77,577	$78,494	$71,995	$92,113	$85,676
Ratio of expenses to average net assets[4]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[4]	0.91%	0.88%	0.91%	0.93%	0.88%	0.97%
Ratio of net investment income to average net assets	0.54%	0.47%	0.69%	0.60%	0.19%	1.50%
Ratio of net investment income to average net assets prior to fees waived	0.46%	0.42%	0.61%	0.50%	0.14%	1.36%
Portfolio turnover	9%	10%	19%	22%	17%	31%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Opportunity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
1. Significant Accounting Policies (continued)
(REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2025, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $1 under this arrangement.
2.  Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets for the Standard Class from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $3,645 for these services.
    8

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent fees and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $2,744 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent fees and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $952 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$6,292,332
Sales	9,081,036
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$55,039,501
Aggregate unrealized appreciation of investments	$23,519,299
Aggregate unrealized depreciation of investments	(3,927,617)
Net unrealized appreciation of investments	$19,591,682
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
3. Investments (continued)
asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$1,806,232	$—	$1,806,232
Consumer Discretionary	6,753,448	—	6,753,448
Consumer Staples	2,824,768	—	2,824,768
Energy	2,785,987	—	2,785,987
Financials	13,796,656	—	13,796,656
Healthcare	9,558,827	—[1]	9,558,827
Industrials	15,777,412	—	15,777,412
Information Technology	10,084,245	—	10,084,245
Materials	3,028,165	—	3,028,165
Real Estate	5,087,478	—	5,087,478
Utilities	1,334,555	—	1,334,555
Short-Term Investments	1,793,410	—	1,793,410
Total Value of Securities	$74,631,183	$—	$74,631,183

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
    10

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	88,457	69,642

Shares issued upon reinvestment of dividends and distributions:
Standard Class	180,665	251,499
	269,122	321,141
Shares redeemed:
Standard Class	(229,071)	(711,571)
Net increase (decrease)	40,051	(390,430)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
6. Securities Lending (continued)
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2025, there were no Rule 144A securities held by the Series.
    12

8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    13

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Opportunity Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    14

    15

(4702022)
SA-VIPOP-0825

Delaware VIP® Trust
Macquarie VIP Investment Grade Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.62%
Banking — 22.70%
Ally Financial 5.737% 5/15/29 μ	75,000	$ 76,351
Bank of America
5.518% 10/25/35 μ	206,000	206,095
5.819% 9/15/29 μ	295,000	307,358
6.204% 11/10/28 μ	185,000	192,569
6.625% 5/1/30 μ, ψ	75,000	77,861
Bank of New York Mellon
4.942% 2/11/31 μ	115,000	117,463
5.316% 6/6/36 μ	125,000	127,651
6.30% 3/20/30 μ, ψ	100,000	102,981

Barclays 9.625% 12/15/29 μ, ψ	200,000	222,642
BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	200,000	201,700
Citibank 4.914% 5/29/30	250,000	254,861
Citigroup
4.952% 5/7/31 μ	85,000	85,992
5.612% 3/4/56 μ	172,000	168,947

Credit Agricole 144A 5.222% 5/27/31 #, μ	250,000	254,750
Deutsche Bank
5.297% 5/9/31 μ	150,000	152,384
7.146% 7/13/27 μ	150,000	153,819

First Citizens BancShares 6.254% 3/12/40 μ	200,000	199,508
Goldman Sachs Group
5.049% 7/23/30 μ	160,000	162,694
5.218% 4/23/31 μ	150,000	153,815
6.484% 10/24/29 μ	85,000	90,179
JPMorgan Chase & Co.
5.103% 4/22/31 μ	125,000	128,132
5.572% 4/22/36 μ	165,000	171,061
6.254% 10/23/34 μ	292,000	317,474

Lloyds Banking Group 6.068% 6/13/36 μ	200,000	205,706
M&T Bank 5.179% 7/8/31 μ	80,000	81,347
Morgan Stanley
5.192% 4/17/31 μ	100,000	102,537
5.664% 4/17/36 μ	80,000	82,931
5.831% 4/19/35 μ	23,000	24,106
6.407% 11/1/29 μ	168,000	177,978
6.627% 11/1/34 μ	190,000	209,517

NatWest Group 5.115% 5/23/31 μ	200,000	203,345
NatWest Markets 144A 5.596% (SOFR + 1.19%) 3/21/30 #, •	305,000	309,916
PNC Financial Services Group
4.899% 5/13/31 μ	65,000	65,841
5.575% 1/29/36 μ	160,000	164,971

Popular 7.25% 3/13/28	195,000	207,322
State Street
4.834% 4/24/30	70,000	71,316
6.123% 11/21/34 μ	130,000	138,974

Truist Bank 4.632% 9/17/29 μ	195,000	192,828
Truist Financial 4.95% 9/1/25 μ, ψ	60,000	60,034
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	200,000	218,795
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	115,000	$ 97,640
5.046% 2/12/31 μ	115,000	117,103
5.424% 2/12/36 μ	65,000	66,260
6.787% 10/26/27 μ	180,000	185,342

Wells Fargo & Co. 5.244% 1/24/31 μ	80,000	82,089
		6,992,185
Basic Industry — 3.18%
Dow Chemical 5.95% 3/15/55	175,000	166,951
Nucor 5.10% 6/1/35	160,000	160,573
Rio Tinto Finance USA
5.00% 3/14/32	75,000	76,351
5.25% 3/14/35	245,000	249,418
5.75% 3/14/55	120,000	120,269
Steel Dynamics
5.25% 5/15/35	120,000	120,180
5.75% 5/15/55	90,000	87,323
		981,065
Brokerage — 2.71%
Apollo Global Management 6.00% 12/15/54 μ	95,000	92,875
BGC Group 144A 6.15% 4/2/30 #	100,000	101,423
Blackstone Reg Finance 5.00% 12/6/34	165,000	164,350
Brookfield Finance 5.813% 3/3/55	245,000	239,766
Jefferies Financial Group
6.20% 4/14/34	135,000	141,281
6.50% 1/20/43	90,000	94,074
		833,769
Capital Goods — 8.55%
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	387,083
BAE Systems 144A 5.125% 3/26/29 #	200,000	205,070
Boeing
2.196% 2/4/26	365,000	359,355
6.858% 5/1/54	115,000	126,004
Caterpillar
5.20% 5/15/35	355,000	362,057
5.50% 5/15/55	40,000	39,895

Eaton Capital 4.45% 5/9/30	200,000	200,994
General Dynamics 4.95% 8/15/35	105,000	105,452
Lockheed Martin 4.80% 8/15/34	100,000	99,732
Northrop Grumman
4.03% 10/15/47	50,000	39,908
4.65% 7/15/30	100,000	100,908
4.75% 6/1/43	35,000	31,683
5.20% 6/1/54	55,000	51,300
Republic Services
4.75% 7/15/30	335,000	341,435
5.15% 3/15/35	70,000	71,406

    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Waste Management 5.35% 10/15/54	115,000	$ 110,777
		2,633,059
Communications — 9.05%
American Tower 5.20% 2/15/29	45,000	46,066
AT&T
3.50% 9/15/53	325,000	220,151
5.375% 8/15/35	50,000	50,932
6.05% 8/15/56	50,000	51,062
6.30% 1/15/38	255,000	275,576
Meta Platforms
3.85% 8/15/32	170,000	163,552
5.40% 8/15/54	275,000	268,385

Rogers Communications 5.30% 2/15/34	155,000	155,224
Softbank Class B 144A 4.699% 7/9/30 #	305,000	305,000
Sprint Capital 6.875% 11/15/28	165,000	177,175
Time Warner Cable
6.55% 5/1/37	202,000	208,734
7.30% 7/1/38	100,000	109,109
T-Mobile USA
5.125% 5/15/32	45,000	45,907
5.50% 1/15/55	90,000	85,393
5.875% 11/15/55	235,000	235,068
Verizon Communications
2.875% 11/20/50	265,000	165,216
5.25% 4/2/35	145,000	146,263
5.50% 2/23/54	80,000	77,373
		2,786,186
Consumer Cyclical — 1.18%
AutoZone 5.125% 6/15/30	185,000	189,744
General Motors Financial 5.625% 4/4/32	136,000	137,653
VICI Properties 4.95% 2/15/30	35,000	35,220
		362,617
Consumer Non-Cyclical — 9.47%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	290,000	288,048
Bunge Limited Finance
2.75% 5/14/31	85,000	76,977
4.20% 9/17/29	285,000	281,906

Coca-Cola Consolidated 5.25% 6/1/29	335,000	345,350
GE HealthCare Technologies
4.80% 1/15/31	55,000	55,471
5.50% 6/15/35	230,000	235,616
HCA
5.45% 9/15/34	245,000	247,226
6.00% 4/1/54	130,000	127,277
6.20% 3/1/55	50,000	50,397
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA Holding Lux
144A 5.50% 1/15/36 #	110,000	$ 110,230
144A 6.25% 3/1/56 #	105,000	105,480
144A 6.375% 4/15/66 #	55,000	55,474
Mars
144A 4.80% 3/1/30 #	155,000	157,102
144A 5.00% 3/1/32 #	135,000	136,863
Stryker
4.85% 2/10/30	70,000	71,442
5.20% 2/10/35	240,000	244,719
Sysco
5.10% 9/23/30	250,000	256,256
5.40% 3/23/35	70,000	71,244
		2,917,078
Electric — 9.67%
AEP Texas 5.45% 5/15/29	52,000	53,698
Ameren Illinois 5.625% 3/1/55	155,000	153,314
Appalachian Power 4.50% 8/1/32	243,000	237,170
Capital Power US Holdings
144A 5.257% 6/1/28 #	135,000	136,856
144A 6.189% 6/1/35 #	125,000	129,058

CenterPoint Energy Houston Electric 5.20% 10/1/28	71,000	73,227
Commonwealth Edison 5.95% 6/1/55	250,000	259,103
Constellation Energy Generation 5.75% 3/15/54	170,000	166,737
Dominion Energy Series A 6.875% 2/1/55 μ	255,000	268,391
Entergy Mississippi 5.80% 4/15/55	200,000	200,299
Fells Point Funding Trust 144A 3.046% 1/31/27 #	140,000	137,019
Northern States Power 5.65% 5/15/55	210,000	209,829
Oglethorpe Power
3.75% 8/1/50	110,000	76,886
4.50% 4/1/47	210,000	171,980
5.25% 9/1/50	225,000	200,866

Oklahoma Gas and Electric 5.80% 4/1/55	155,000	154,834
PacifiCorp 2.90% 6/15/52	225,000	133,390
PSEG Power 144A 5.20% 5/15/30 #	90,000	91,880
Virginia Electric and Power 5.15% 3/15/35	125,000	125,447
		2,979,984
Energy — 6.43%
Cheniere Energy Partners 144A 5.55% 10/30/35 #	135,000	136,113
ConocoPhillips
5.50% 1/15/55	120,000	113,976
5.55% 3/15/54	205,000	196,127

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enbridge
4.90% 6/20/30	65,000	$ 65,676
5.55% 6/20/35	100,000	101,699
Energy Transfer
6.20% 4/1/55	110,000	108,379
6.25% 4/15/49	140,000	138,247
6.50% 11/15/26 μ, ψ	385,000	387,683

Enterprise Products Operating 4.60% 1/15/31	75,000	75,594
EOG Resources
5.00% 7/15/32	149,000	150,881
5.35% 1/15/36	49,000	49,713
5.95% 7/15/55	60,000	61,151

ONEOK 5.70% 11/1/54	160,000	147,821
Targa Resources 5.65% 2/15/36	135,000	136,328
Woodside Finance 5.70% 5/19/32	110,000	112,047
		1,981,435
Finance Companies — 3.63%
AerCap Ireland Capital DAC 3.85% 10/29/41	150,000	120,036
Air Lease 4.125% 12/15/26 μ, ψ	159,000	154,557
Apollo Debt Solutions
6.70% 7/29/31	43,000	44,698
6.90% 4/13/29	45,000	46,994

Ares Capital 5.50% 9/1/30	130,000	129,632
Ares Strategic Income Fund 5.70% 3/15/28	89,000	89,748
Aviation Capital Group 144A 1.95% 9/20/26 #	215,000	208,150
Avolon Holdings Funding 144A 5.375% 5/30/30 #	100,000	101,909
Blackstone Private Credit Fund 5.60% 11/22/29	75,000	75,549
Blackstone Secured Lending Fund 5.30% 6/30/30	100,000	99,116
Blue Owl Credit Income 6.60% 9/15/29	45,000	46,314
		1,116,703
Insurance — 6.16%
Arthur J Gallagher & Co. 4.85% 12/15/29	45,000	45,688
Athene Global Funding 144A 1.985% 8/19/28 #	157,000	144,958
Athene Holding
6.625% 5/19/55	105,000	108,289
6.875% 6/28/55 μ	95,000	94,772

Equitable Financial Life Global Funding 144A 5.00% 3/27/30 #	135,000	137,111
Henneman Trust 144A 6.58% 5/15/55 #	175,000	176,029
Marsh & McLennan 5.35% 11/15/44	310,000	305,062
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	245,000	250,098
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	240,000	$ 245,209
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	75,000	78,383
Pine Street Trust III 144A 6.223% 5/15/54 #	45,000	44,484
Prudential Financial 5.20% 3/14/35	115,000	116,293
Western-Southern Global Funding 144A 4.90% 5/1/30 #	150,000	151,488
		1,897,864
Natural Gas — 0.95%
NiSource 5.85% 4/1/55	75,000	74,292
Sempra 4.875% 10/15/25 μ, ψ	219,000	218,644
		292,936
Real Estate Investment Trusts — 3.35%
Avalonbay Communities Class B 5.08% 8/1/35	220,000	219,047
Brixmor Operating Partnership 5.20% 4/1/32	205,000	206,742
Extra Space Storage 5.40% 6/15/35	200,000	201,158
Lineage OP 144A 5.25% 7/15/30 #	135,000	135,871
Realty Income 5.125% 4/15/35	270,000	270,453
		1,033,271
Technology — 8.13%
Accenture Capital 4.05% 10/4/29	185,000	183,853
Alphabet 5.25% 5/15/55	115,000	113,344
CDW 3.276% 12/1/28	245,000	234,309
CoStar Group 144A 2.80% 7/15/30 #	175,000	158,387
Entegris 144A 4.75% 4/15/29 #	140,000	138,576
Foundry JV Holdco 144A 6.10% 1/25/36 #	200,000	207,160
Leidos
5.40% 3/15/32	120,000	122,562
5.50% 3/15/35	260,000	264,151

Marvell Technology 1.65% 4/15/26	210,000	205,273
Oracle
3.60% 4/1/50	70,000	48,999
5.25% 2/3/32	60,000	61,571
6.00% 8/3/55	70,000	69,941
6.125% 7/8/39	150,000	157,649

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	145,998
Synopsys 5.70% 4/1/55	75,000	74,622
Verisk Analytics 5.25% 3/15/35	315,000	316,915
		2,503,310
Transportation — 2.46%
Burlington Northern Santa Fe 5.80% 3/15/56	300,000	308,997
CSX 4.75% 5/30/42	149,000	136,539
    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Union Pacific
5.10% 2/20/35	195,000	$ 198,412
5.60% 12/1/54	115,000	114,503
		758,451
Total Corporate Bonds (cost $29,982,684)		30,069,913

Non-Agency Asset-Backed Securities — 1.34%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	400,000	411,888
Total Non-Agency Asset-Backed Securities (cost $399,862)		411,888
	Number of shares
Common Stock — 0.00%
Financials — 0.00%
MNSN Holdings =, †	241	783
Total Common Stock (cost $1,808)		783

Preferred Stock — 0.48%
Financials —0.48%
SVB Financial Trust †	277	146,810
Total Preferred Stock (cost $140,142)		146,810

Short-Term Investments — 2.34%
Money Market Mutual Funds — 2.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	180,709	180,709
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	180,709	180,709
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	180,709	180,709
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	180,709	180,709
Total Short-Term Investments (cost $722,836)		722,836
Total Value of Securities—101.78% (cost $31,247,332)		$31,352,230

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $5,915,511, which represents 19.20% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

4

The following futures contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(15)	US Treasury 5 yr Notes	$(1,635,000)	$(1,616,214)	10/5/25	$—	$(18,786)	$(1,992)
28	US Treasury 10 yr Notes	3,139,500	3,086,155	9/19/25	53,345	—	8,750
(29)	US Treasury 10 yr Ultra Notes	(3,313,703)	(3,257,729)	9/19/25	—	(55,974)	(13,208)
4	US Treasury Ultra Bonds	476,500	464,511	9/19/25	11,989	—	5,375
Total Futures Contracts			$(1,323,277)		$65,334	$(74,760)	$(1,075)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
DAC – Designated Activity Company
GE – General Electric
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$31,352,230
Cash	4,701
Cash collateral due from brokers	49,704
Receivable for securities sold	471,396
Dividends and interest receivable	354,862
Receivable for series shares sold	7,440
Prepaid expenses	175
Other assets	366
Total Assets	32,240,874
Liabilities:
Payable for securities purchased	1,376,194
Other accrued expenses	42,044
Payable for series shares redeemed	13,473
Investment management fees payable to affiliates	5,337
Variation margin due to broker on futures contracts	1,075
Distribution fees payable to affiliates	3
Total Liabilities	1,438,126
Total Net Assets	$30,802,748

Net Assets Consist of:
Paid-in capital	$39,650,347
Total distributable earnings (loss)	(8,847,599)
Total Net Assets	$30,802,748

Net Asset Value

Standard Class:
Net assets	$30,792,328
Shares of beneficial interest outstanding, unlimited authorization, no par	3,665,816
Net asset value per share	$8.40

Service Class:
Net assets	$10,420
Shares of beneficial interest outstanding, unlimited authorization, no par	1,245
Net asset value per share	$8.37
*Investments, at cost	$31,247,332
See accompanying notes, which are an integral part of the financial statements.
    6

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$817,238
Dividends	12,689
829,927

Expenses:
Management fees	77,049
Distribution expenses — Service Class	15
Audit and tax fees	22,864
Accounting and administration expenses	21,941
Reports and statements to shareholders expenses	4,289
Custodian fees	1,829
Legal fees	1,728
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,331
Trustees’ fees	779
Other	9,005
140,830
Less expenses waived	(43,721)
Less expenses paid indirectly	(11)
Total operating expenses	97,098
Net Investment Income (Loss)	732,829

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(948,754)
Futures contracts	(10,914)
Net increase from payment by affiliates[1]	182
Net realized gain (loss)	(959,486)
Net change in unrealized appreciation (depreciation) on:
Investments	1,323,026
Futures contracts	(9,426)
Net change in unrealized appreciation (depreciation)	1,313,600
Net Realized and Unrealized Gain (Loss)	354,114
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,086,943
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Investment Grade Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$732,829	$1,594,039
Net realized gain (loss)	(959,668) [1]	(1,323,601)
Net increase from payment by affiliates	182[2]	—
Net change in unrealized appreciation (depreciation)	1,313,600	660,585
Net increase (decrease) in net assets resulting from operations	1,086,943	931,023

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,614,741)	(1,674,708)
Service Class	(519)	(460)
	(1,615,260)	(1,675,168)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	325,724	841,172

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,614,741	1,674,708
Service Class	519	460
	1,940,984	2,516,340
Cost of shares redeemed:
Standard Class	(2,637,692)	(6,441,752)
Decrease in net assets derived from capital share transactions	(696,708)	(3,925,412)
Net Decrease in Net Assets	(1,225,025)	(4,669,557)

Net Assets:
Beginning of period	32,027,773	36,697,330
End of period	$30,802,748	$32,027,773
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    8

Financial highlights
Macquarie VIP Investment Grade Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.57	$8.77	$8.50	$10.80	$11.60	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.20	0.40	0.36	0.31	0.27	0.26
Net realized and unrealized gain (loss)	0.09	(0.17)	0.27	(2.13)	(0.37)	0.98
Payment by affiliates	—[3]	—	—	—	—	—
Total from investment operations	0.29	0.23	0.63	(1.82)	(0.10)	1.24

Less dividends and distributions from:
Net investment income	(0.46)	(0.43)	(0.36)	(0.34)	(0.34)	(0.41)
Net realized gain	—	—	—	(0.14)	(0.36)	(0.25)
Total dividends and distributions	(0.46)	(0.43)	(0.36)	(0.48)	(0.70)	(0.66)

Net asset value, end of period	$8.40	$8.57	$8.77	$8.50	$10.80	$11.60

Total return[4]	3.55%[3]	2.85%	7.57%	(17.06%)	(0.72%)	11.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,792	$32,018	$36,687	$39,243	$54,069	$60,080
Ratio of expenses to average net assets[5]	0.63%	0.63%	0.63%	0.63%	0.65%	0.69%
Ratio of expenses to average net assets prior to fees waived[5]	0.91%	0.85%	0.85%	0.87%	0.74%	0.81%
Ratio of net investment income to average net assets	4.76%	4.66%	4.33%	3.44%	2.45%	2.39%
Ratio of net investment income to average net assets prior to fees waived	4.48%	4.44%	4.11%	3.20%	2.36%	2.27%
Portfolio turnover	85%	116%	93%	99%	110%	147%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Macquarie VIP Investment Grade Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.53	$8.75	$8.47	$10.76	$11.56	$11.01

Income (loss) from investment operations:
Net investment income[2]	0.19	0.38	0.34	0.29	0.23	0.23
Net realized and unrealized gain (loss)	0.09	(0.19)	0.27	(2.13)	(0.36)	0.97
Payment by affiliates	—[3]	—	—	—	—	—
Total from investment operations	0.28	0.19	0.61	(1.84)	(0.13)	1.20

Less dividends and distributions from:
Net investment income	(0.44)	(0.41)	(0.33)	(0.31)	(0.31)	(0.40)
Net realized gain	—	—	—	(0.14)	(0.36)	(0.25)
Total dividends and distributions	(0.44)	(0.41)	(0.33)	(0.45)	(0.67)	(0.65)

Net asset value, end of period	$8.37	$8.53	$8.75	$8.47	$10.76	$11.56

Total return[4]	3.46%[3]	2.41%	7.37%	(17.32%)	(1.03%)	11.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10	$10	$9	$11	$11
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%	0.93%	0.95%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	1.15%	1.15%	1.15%	1.04%	1.11%
Ratio of net investment income to average net assets	4.46%	4.36%	4.03%	3.16%	2.15%	2.09%
Ratio of net investment income to average net assets prior to fees waived	4.18%	4.14%	3.81%	2.94%	2.06%	1.97%
Portfolio turnover	85%	116%	93%	99%	110%	147%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
10

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Investment Grade Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
1. Significant Accounting Policies (continued)
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Derivative Financial Instruments —  The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
    12

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $10 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned less than  $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.63%	0.93%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $2,684 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $1,156 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $448 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended June 30, 2025, DMC reimbursed the Series $182 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$26,373,469
Sales	27,722,617
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$31,282,400
Aggregate unrealized appreciation of investments and derivatives	$574,588
Aggregate unrealized depreciation of investments and derivatives	(514,184)
Net unrealized appreciation of investments and derivatives	$60,404
    14

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ (2,820,399)	$(5,824,547)	$ (8,644,946)
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$783	$783
Corporate Bonds	—	30,069,913	—	30,069,913
Non-Agency Asset-Backed Securities	—	411,888	—	411,888
Preferred Stock	—	146,810	—	146,810
Short-Term Investments	722,836	—	—	722,836
Total Value of Securities	$722,836	$30,628,611	$783	$31,352,230

    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives[1]
Assets:
Futures Contracts	$65,334	$—	$—	$65,334

Liabilities:
Futures Contracts	$(74,760)	$—	$—	$(74,760)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2025, the Series had transfers into Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the reporting period.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	38,224	98,109

Shares issued upon reinvestment of dividends and distributions:
Standard Class	199,598	205,991
Service Class	64	57
	237,886	304,157
Shares redeemed:
Standard Class	(309,182)	(747,896)
Net decrease	(71,296)	(443,739)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
    16

6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2025, the Series posted $49,704 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2025, the Series experienced net realized and unrealized gains or losses attributable to futures contracts holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”
During the six months ended June 30, 2025, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	2,032,680	2,117,141
7. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD)
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
7. Securities Lending (continued)
country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
8. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series. There were no unfunded loan commitments at the six months ended June 30, 2025.
    18

The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statement of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
    19

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.
11. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    20

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    21

(4702022)
SA-VIPIG-0825

Delaware VIP® Trust
Macquarie VIP Small Cap Value Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.90%♣
Consumer Discretionary — 8.78%
Acushnet Holdings	168,300	$ 12,255,606
Boyd Gaming	186,800	14,613,364
Choice Hotels International	69,500	8,818,160
Columbia Sportswear	107,800	6,584,424
Crocs †	60,150	6,091,992
Group 1 Automotive	51,350	22,425,058
KB Home	255,050	13,509,998
M/I Homes †	99,100	11,111,092
Meritage Homes	246,400	16,501,408
Patrick Industries	129,650	11,962,806
Steven Madden	418,450	10,034,431
Texas Roadhouse	57,800	10,832,298
		144,740,637
Consumer Staples — 1.76%
J & J Snack Foods	107,250	12,163,223
Performance Food Group †	192,903	16,873,225
		29,036,448
Energy — 6.15%
Gulfport Energy †	97,450	19,604,016
International Seaways	287,550	10,489,824
Kinetik Holdings	376,350	16,578,218
Kodiak Gas Services	442,700	15,171,329
Liberty Energy	439,200	5,042,016
Magnolia Oil & Gas Class A	604,850	13,597,028
Matador Resources	303,920	14,503,062
Noble	239,200	6,350,760
		101,336,253
Financials — 29.48%
Amalgamated Financial	276,150	8,615,880
Assurant	87,150	17,211,253
Axis Capital Holdings	322,050	33,435,231
Bank of NT Butterfield & Son	395,100	17,495,028
Bread Financial Holdings	221,850	12,672,072
Cadence Bank	485,250	15,518,295
Columbia Banking System	1,041,883	24,359,225
Comerica	294,700	17,578,855
East West Bancorp	256,016	25,852,496
Essent Group	355,100	21,565,223
First Financial Bancorp	601,950	14,603,307
FNB	1,948,250	28,405,485
Hancock Whitney	561,350	32,221,490
Hanover Insurance Group	130,950	22,244,476
Hope Bancorp	1,395,720	14,976,076
Merchants Bancorp	252,700	8,356,789
Old National Bancorp	1,227,400	26,192,716
P10 Class A	811,440	8,292,917
Selective Insurance Group	142,840	12,377,086
Stewart Information Services	142,250	9,260,475
Stifel Financial	246,450	25,576,581
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Synovus Financial	544,900	$ 28,198,575
Valley National Bancorp	2,755,050	24,602,596
WaFd	218,350	6,393,288
Webster Financial	551,633	30,119,162
		486,124,577
Healthcare — 3.13%
ICU Medical †	80,000	10,572,000
Integer Holdings †	146,850	18,058,144
Merit Medical Systems †	110,050	10,287,474
Prestige Consumer Healthcare †	159,150	12,708,128
		51,625,746
Industrials — 19.93%
Atkore	108,850	7,679,368
CACI International Class A †	51,200	24,407,040
Centuri Holdings †	441,660	9,910,850
Everus Construction Group †	216,175	13,733,598
Gates Industrial †	601,050	13,842,182
Griffon	236,900	17,144,453
Herc Holdings	91,850	12,095,727
Huron Consulting Group †	81,050	11,147,617
ITT	176,580	27,693,041
KBR	290,825	13,942,150
Kirby †	142,550	16,166,595
Leonardo DRS	295,450	13,732,516
MasTec †	163,946	27,941,317
NEXTracker Class A †	242,332	13,175,591
Regal Rexnord	99,790	14,465,558
Saia †	14,250	3,904,358
Terex	381,400	17,807,566
Timken	227,600	16,512,380
UniFirst	63,482	11,948,582
Werner Enterprises	529,700	14,492,592
WESCO International	71,850	13,306,620
Zurn Elkay Water Solutions	373,900	13,673,523
		328,723,224
Information Technology — 8.46%
ACI Worldwide †	275,900	12,666,569
Allegro MicroSystems †	617,100	21,098,649
Belden	157,865	18,280,767
Diodes †	236,150	12,489,973
Flex †	297,066	14,829,535
N-able †	335,566	2,718,085
RingCentral Class A †	444,700	12,607,245
TD SYNNEX	131,150	17,797,055
TTM Technologies †	663,512	27,084,560
		139,572,438
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 5.61%
Ashland	156,450	$ 7,866,306
Avient	397,300	12,836,763
Constellium †	621,450	8,265,285
HB Fuller	201,250	12,105,188
Huntsman	454,771	4,738,714
Knife River †	124,100	10,131,524
Louisiana-Pacific	210,616	18,110,870
Ryerson Holding	290,992	6,276,697
Silgan Holdings	224,850	12,182,373
		92,513,720
Real Estate — 8.40%
Agree Realty	287,950	21,037,627
Apple Hospitality REIT	1,330,850	15,531,020
Centerspace	191,900	11,550,461
Community Healthcare Trust	187,604	3,119,855
Independence Realty Trust	1,137,420	20,120,960
Kite Realty Group Trust	832,973	18,866,838
LXP Industrial Trust	2,250,900	18,592,434
National Health Investors	285,000	19,984,200
Newmark Group Class A	149,103	1,811,601
Plymouth Industrial REIT	486,900	7,819,614
		138,434,610
Utilities — 5.20%
Black Hills	258,060	14,477,166
MDU Resources Group	958,800	15,983,196
New Jersey Resources	248,200	11,124,324
OGE Energy	528,600	23,459,268
Southwest Gas Holdings	277,950	20,676,700
		85,720,654
Total Common Stocks (cost $1,154,144,542)		1,597,828,307

	Number of shares	Value (US $)

Short-Term Investments — 2.90%
Money Market Mutual Funds — 2.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	11,970,980	$ 11,970,980
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	11,970,980	11,970,980
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	11,970,981	11,970,981
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	11,970,981	11,970,981
Total Short-Term Investments (cost $47,883,922)		47,883,922
Total Value of Securities—99.80% (cost $1,202,028,464)		$1,645,712,229
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$1,645,712,229
Receivable for securities sold	3,019,440
Dividends receivable	2,956,144
Receivable for series shares sold	541,426
Prepaid expenses	11,302
Foreign tax reclaims receivable	1,847
Other assets	12,778
Total Assets	1,652,255,166
Liabilities:
Payable for securities purchased	1,685,996
Investment management fees payable to affiliates	926,056
Payable for series shares redeemed	275,128
Distribution fees payable to affiliates	217,096
Other accrued expenses	162,949
Total Liabilities	3,267,225
Total Net Assets	$1,648,987,941

Net Assets Consist of:
Paid-in capital	$1,106,558,225
Total distributable earnings (loss)	542,429,716
Total Net Assets	$1,648,987,941

Net Asset Value

Standard Class:
Net assets	$753,414,898
Shares of beneficial interest outstanding, unlimited authorization, no par	20,368,771
Net asset value per share	$36.99

Service Class:
Net assets	$895,573,043
Shares of beneficial interest outstanding, unlimited authorization, no par	24,305,528
Net asset value per share	$36.85
*Investments, at cost	$1,202,028,464
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
Six months ended June 30, 2025 (Unaudited)
Investment Income:
Dividends	$15,778,977

Expenses:
Management fees	5,689,438
Distribution expenses — Service Class	1,316,866
Accounting and administration expenses	147,811
Legal fees	71,114
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	68,546
Trustees’ fees	41,640
Reports and statements to shareholders expenses	29,198
Audit and tax fees	17,775
Custodian fees	13,327
Other	17,701
7,413,416
Less expenses paid indirectly	(111)
Total operating expenses	7,413,305
Net Investment Income (Loss)	8,365,672

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	96,786,548
Net change in unrealized appreciation (depreciation) on investments	(109,848,816)
Net Realized and Unrealized Gain (Loss)	(13,062,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,696,596)
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Small Cap Value Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,365,672	$20,339,005
Net realized gain (loss)	96,786,548	111,163,898
Net change in unrealized appreciation (depreciation)	(109,848,816)	50,267,495
Net increase (decrease) in net assets resulting from operations	(4,696,596)	181,770,398

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(60,401,284)	(39,080,912)
Service Class	(66,167,545)	(44,748,533)
	(126,568,829)	(83,829,445)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	39,546,753	59,280,987
Service Class	24,095,598	51,333,315

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	60,401,284	39,080,912
Service Class	66,167,545	44,748,533
	190,211,180	194,443,747
Cost of shares redeemed:
Standard Class	(83,453,786)	(91,721,289)
Service Class	(46,975,738)	(154,803,074)
	(130,429,524)	(246,524,363)
Increase (decrease) in net assets derived from capital share transactions	59,781,656	(52,080,616)
Net Increase (Decrease) in Net Assets	(71,483,769)	45,860,337

Net Assets:
Beginning of period	1,720,471,710	1,674,611,373
End of period	$1,648,987,941	$1,720,471,710
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Small Cap Value Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$40.48	$38.39	$37.06	$45.54	$34.16	$38.30

Income (loss) from investment operations:
Net investment income[2]	0.22	0.53	0.54	0.36	0.32	0.35
Net realized and unrealized gain (loss)	(0.65)	3.60	2.70	(5.69)	11.41	(2.28)
Total from investment operations	(0.43)	4.13	3.24	(5.33)	11.73	(1.93)

Less dividends and distributions from:
Net investment income	(0.52)	(0.54)	(0.35)	(0.34)	(0.35)	(0.41)
Net realized gain	(2.54)	(1.50)	(1.56)	(2.81)	—	(1.80)
Total dividends and distributions	(3.06)	(2.04)	(1.91)	(3.15)	(0.35)	(2.21)

Net asset value, end of period	$36.99	$40.48	$38.39	$37.06	$45.54	$34.16

Total return[3]	(0.18%)	11.32%	9.45%	(12.09%)	34.42%	(1.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$753,415	$798,888	$747,656	$511,974	$522,319	$424,213
Ratio of expenses to average net assets[4]	0.75%	0.74%	0.71%	0.78%	0.75%	0.78%
Ratio of expenses to average net assets prior to fees waived[4]	0.75%	0.74%	0.71%	0.78%	0.75%	0.78%
Ratio of net investment income to average net assets	1.18%	1.36%	1.51%	0.92%	0.77%	1.20%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.36%	1.51%	0.92%	0.77%	1.20%
Portfolio turnover	13%	20%	29%	23%	13%	24%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Macquarie VIP Small Cap Value Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$40.25	$38.14	$36.82	$45.26	$33.98	$38.06

Income (loss) from investment operations:
Net investment income[2]	0.17	0.41	0.41	0.24	0.19	0.26
Net realized and unrealized gain (loss)	(0.65)	3.60	2.70	(5.66)	11.35	(2.22)
Total from investment operations	(0.48)	4.01	3.11	(5.42)	11.54	(1.96)

Less dividends and distributions from:
Net investment income	(0.38)	(0.40)	(0.23)	(0.21)	(0.26)	(0.32)
Net realized gain	(2.54)	(1.50)	(1.56)	(2.81)	—	(1.80)
Total dividends and distributions	(2.92)	(1.90)	(1.79)	(3.02)	(0.26)	(2.12)

Net asset value, end of period	$36.85	$40.25	$38.14	$36.82	$45.26	$33.98

Total return[3]	(0.34%)	11.02%	9.10%	(12.35%)	34.02%	(2.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$895,573	$921,584	$926,955	$894,572	$1,094,161	$880,071
Ratio of expenses to average net assets[4]	1.05%	1.04%	1.01%	1.08%	1.05%	1.08%
Ratio of expenses to average net assets prior to fees waived[4]	1.05%	1.04%	1.01%	1.08%	1.05%	1.08%
Ratio of net investment income to average net assets	0.89%	1.06%	1.14%	0.62%	0.47%	0.90%
Ratio of net investment income to average net assets prior to fees waived	0.89%	1.06%	1.14%	0.62%	0.47%	0.90%
Portfolio turnover	13%	20%	29%	23%	13%	24%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
June 30, 2025 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Class Accounting —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    8

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $102 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Series earned $9 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.78% of the Series’ average daily net assets from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.78%	1.08%
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Series paid $39,144 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Series paid $61,356 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2025, the Series paid $23,840 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2025, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$208,146,188
Sales	264,250,263
    10

At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$1,202,028,464
Aggregate unrealized appreciation of investments	$520,178,866
Aggregate unrealized depreciation of investments	(76,495,101)
Net unrealized appreciation of investments	$443,683,765
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ 2,510,953	$3,989,927	$ 6,500,880
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2025:
Level 1
Securities
Assets:
Common Stocks	$1,597,828,307
Short-Term Investments	47,883,922
Total Value of Securities	$1,645,712,229
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,050,159	1,511,728
Service Class	638,815	1,310,010

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,823,710	1,068,077
Service Class	2,004,470	1,227,669
	5,517,154	5,117,484
Shares redeemed:
Standard Class	(2,238,940)	(2,322,885)
Service Class	(1,236,997)	(3,942,026)
	(3,475,937)	(6,264,911)
Net increase (decrease)	2,041,217	(1,147,427)
5. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
    12

6. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
7. Credit and Market Risks (continued)
estate holdings during the six months ended June 30, 2025. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2025, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    14

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    15

(4702022)
SA-VIPSCV-0825

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 3, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2025